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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21558

                         Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:   August 31

Date of reporting period:  November 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Short Term Income Fund

 Schedule of Investments 11/30/15 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 ASSET BACKED SECURITIES - 14.1%

 568,337

 0.40

 321 Henderson Receivables I LLC, Floating Rate Note, 6/15/41 (144A)

 $

 549,244

 165,635

 0.55

 ACAS CLO 2007-1, Ltd., Floating Rate Note, 4/20/21 (144A)

 163,488

 353,410

 Access Point Funding I 2015-A LLC, 2.61%, 4/15/20 (144A)

 352,747

 168,953

 0.62

 Accredited Mortgage Loan Trust 2005-2, Floating Rate Note, 7/25/35

 166,833

 7,015

 6.50

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 7,009

 311,511

 0.94

 Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34

 309,746

 101,424

 1.32

 Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34

 100,280

 93,290

 0.59

 Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Ser 2005-4, Floating Rate Note, 10/25/35

 91,828

 217,240

 Alterna Funding I LLC, 1.639%, 2/15/21 (144A)

 217,068

 795

 American Credit Acceptance Receivables Trust 2013-1, 1.45%, 4/16/18 (144A)

 795

 700,000

 American Credit Acceptance Receivables Trust 2014-1, 5.2%, 4/12/21 (144A)

 708,531

 11,112

 American Credit Acceptance Receivables Trust 2014-2, 0.99%, 10/10/17 (144A)

 11,107

 750,000

 American Credit Acceptance Receivables Trust 2014-2, 4.96%, 5/10/21

 755,788

 72,192

 American Credit Acceptance Receivables Trust 2014-3, 0.99%, 8/10/18 (144A)

 72,135

 760,000

 1.00

 American Express Credit Account Secured Note Trust 2012-4, Floating Rate Note, 5/15/20 (144A)

 760,086

 665,000

 1.60

 American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31

 651,626

 500,000

 AmeriCredit Automobile Receivables Trust 2012-4, 3.82%, 2/10/20 (144A)

 507,213

 550,000

 AmeriCredit Automobile Receivables Trust 2013-4, 3.31%, 10/8/19

 559,603

 77,427

 0.47

 AmeriCredit Automobile Receivables Trust 2014-2, Floating Rate Note, 10/10/17

 77,392

 496,086

 0.55

 Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs Series 2005-R11, Floating Rate Note, 1/25/36

 486,998

 45,837

 3.97

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 03-AR3, Floating Rate Note, 6/25/33

 46,528

 185,729

 0.87

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R1, Floating Rate Note, 3/25/35

 185,289

 129,175

 0.78

 AMRESCO Residential Securities Corp Mortgage Loan Trust 1997-3, Floating Rate Note, 9/25/27

 125,306

 73,834

 Ascentium Equipment Receivables 2014-1 LLC, 1.04%, 1/10/17 (144A)

 73,800

 700,000

 Ascentium Equipment Receivables 2014-1 LLC, 3.1%, 6/10/21 (144A)

 707,278

 510,000

 Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)

 511,962

 446,832

 3.72

 Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE1, Floating Rate Note, 1/15/33

 453,247

 440,922

 0.94

 Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6, Floating Rate Note, 9/25/34

 435,672

 70,025

 0.93

 Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE3, Floating Rate Note, 4/25/35

 69,297

 44,918

 0.42

 Asset Backed Securities Corp Home Equity Loan Trust Series AEG 2006-HE1, Floating Rate Note, 1/25/36

 42,931

 399,955

 AXIS Equipment Finance Receivables II LLC, 3.81%, 12/20/16

 404,055

 699,922

 AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)

 713,220

 299,996

 Axis Equipment Finance Receivables III LLC, 3.41%, 4/20/20 (144A)

 299,825

 500,000

 0.54

 Barclays Dryrock Issuance Trust, Floating Rate Note, 3/16/20

 499,151

 148,023

 4.91

 Bayview Financial Asset Trust 2003-A, Floating Rate Note, 2/25/33 (144A)

 148,900

 1,122,380

 0.73

 Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44

 1,114,604

 149,360

 0.53

 Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36

 147,219

 20,928

 0.50

 Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36

 20,629

 473,864

 0.68

 Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39

 470,624

 203,006

 3.72

 Bayview Opportunity Master Fund IIA Trust 2012-4NPL Series III, Floating Rate Note, 2/28/35 (144A)

 203,108

 224,719

 Bayview Opportunity Master Fund IIa Trust 2014-20NPL, 3.721%, 8/28/44 (Step) (144A)

 225,468

 79,973

 Bayview Opportunity Master Fund Trust IIIa 2014-12RPL, 3.6225%, 7/28/19 (Step) (144A)

 79,431

 383,676

 0.72

 Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35

 380,523

 35,590

 1.42

 Bear Stearns Asset Backed Securities Trust 2004-2, Floating Rate Note, 8/25/34

 35,581

 158,666

 0.71

 Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36

 155,431

 183,753

 1.22

 Bear Stearns Structured Products Trust 2007-EMX1, Floating Rate Note, 3/25/37 (144A)

 181,465

 12,033

 California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)

 12,033

 125,000

 Capital Auto Receivables Asset Trust 2013-1, 2.19%, 9/20/21

 124,883

 300,000

 0.38

 Capital One Multi-Asset Execution Trust, Floating Rate Note, 2/15/19

 299,914

 540,000

 CarMax Auto Owner Trust 2013-3, 2.15%, 5/15/19

 543,073

 89,118

 0.96

 Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/26/35

 89,091

 813,354

 0.40

 Carrington Mortgage Loan Trust Series 2006-OPT1, Floating Rate Note, 12/25/35

 789,639

 370,172

 0.84

 CDC Mortgage Capital Trust 2002-HE1, Floating Rate Note, 1/25/33

 347,682

 402,914

 Centerpoint Energy Transition Bond Co. II LLC, 5.17%, 8/1/19

 414,987

 73,336

 0.76

 Chase Funding Trust Series 2003-3, Floating Rate Note, 4/25/33

 65,366

 192,100

 Chase Funding Trust Series 2003-6, 4.277%, 11/27/34 (Step)

 195,499

 42,203

 0.64

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 42,132

 250,000

 2.04

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 250,077

 381,097

 0.42

 Citigroup Mortgage Loan Trust 2006-SHL1, Floating Rate Note, 11/27/45 (144A)

 369,589

 58,832

 1.24

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/34

 55,527

 334,242

 0.95

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)

 332,576

 4,342

 CNH Equipment Trust 2012-C, 0.57%, 12/15/17

 4,341

 178,937

 CNH Equipment Trust 2013-A, 0.69%, 6/15/18

 178,908

 170,000

 CNH Equipment Trust 2013-B, 0.99%, 11/15/18

 168,873

 525,000

 0.80

 CNH Wholesale Master Note Trust, Floating Rate Note, 8/15/19 (144A)

 524,253

 700,000

 2.10

 Colony American Homes 2014-1, Floating Rate Note, 5/19/31 (144A)

 679,958

 600,000

 2.10

 Colony American Homes 2014-2, Floating Rate Note, 7/19/31 (144A)

 581,446

 23,461

 Conseco Finance Corp., 7.55%, 4/15/32 (Step)

 23,498

 713,955

 1.70

 Conseco Finance Home Equity Loan Trust 2002-C, Floating Rate Note, 4/15/32

 699,733

 411,676

 Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)

 412,823

 141,630

 0.40

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34

 138,828

 54,492

 0.81

 Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/35

 53,928

 346,796

 4.77

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 354,278

 384,528

 1.12

 Countrywide Asset-Backed Certificates, Floating Rate Note, 3/25/35

 381,339

 466,874

 1.32

 Countrywide Asset-Backed Certificates, Floating Rate Note, 9/25/34 (144A)

 447,063

 238,750

 CPS Auto Receivables Trust 2013-A, 1.89%, 6/15/20 (144A)

 236,958

 62,624

 CPS Auto Receivables Trust 2013-B, 1.82%, 9/15/20 (144A)

 62,643

 69,587

 CPS Auto Receivables Trust 2014-A, 1.21%, 8/15/18

 69,425

 883,580

 Credit Acceptance Auto Loan Trust 2013-2, 1.5%, 4/15/21 (144A)

 882,606

 1,000,000

 Credit Acceptance Auto Loan Trust 2014-2, 2.67%, 9/15/22 (144A)

 1,002,383

 139,085

 0.49

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/27/36 (144A)

 137,048

 750,000

 Dell Equipment Finance Trust 2014-1, 2.68%, 6/22/20 (144A)

 751,105

 290,425

 Diamond Resorts Owner Trust 2013-2, 2.62%, 5/20/26 (144A)

 291,720

 750,000

 Direct Capital Funding V LLC, 4.83%, 11/20/20 (144A)

 758,776

 562,594

 3.17

 Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)

 569,552

 300,090

 1.12

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)

 296,273

 264,158

 0.96

 Equity One Mortgage Pass-Through Trust 2003-1, Floating Rate Note, 8/25/33

 260,870

 419,022

 4.14

 Equity One Mortgage Pass-Through Trust 2004-1, Floating Rate Note, 4/25/34

 422,203

 486,710

 4.62

 Equity One Mortgage Pass-Through Trust 2004-2, Floating Rate Note, 7/25/34

 492,447

 103,231

 Exeter Automobile Receivables Trust 2014-2, 1.06%, 8/15/18 (144A)

 102,993

 748,107

 2.22

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23

 754,228

 194,117

 Federal Home Loan Banks, 2.9%, 4/20/17

 198,272

 176,515

 0.52

 FHLMC Structured Pass Through Securities, Floating Rate Note, 12/25/29

 173,586

 47,350

 1.30

 Fieldstone Mortgage Investment Trust Series 2005-1, Floating Rate Note, 3/25/35

 47,344

 207,839

 1.72

 First Franklin Mortgage Loan Trust 2002-FFA, Floating Rate Note, 9/25/32

 205,519

 358,342

 1.52

 First Franklin Mortgage Loan Trust 2003-FFC, Floating Rate Note, 11/25/32

 344,427

 311,090

 0.73

 First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35

 309,376

 4,003

 First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)

 4,004

 55,000

 First Investors Auto Owner Trust 2013-1, 1.81%, 10/15/18 (144A)

 55,058

 200,000

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 199,286

 210,663

 First Investors Auto Owner Trust 2013-2, 1.23%, 3/15/19 (144A)

 210,621

 300,000

 First Investors Auto Owner Trust 2013-3, 2.32%, 10/15/19 (144A)

 301,436

 700,000

 Flagship Credit Auto Trust 2013-1, 5.38%, 7/15/20

 706,692

 52,263

 0.62

 Foothill CLO, Ltd., Floating Rate Note, 2/22/21 (144A)

 51,975

 100,000

 Ford Credit Auto Owner Trust 2013-D, 1.54%, 3/15/19

 99,906

 465,000

 Ford Credit Floorplan Master Owner Trust A, 1.92%, 1/15/19

 468,067

 1,122

 0.56

 Fore CLO, Ltd., Floating Rate Note, 7/20/19 (144A)

 1,123

 553,000

 2.17

 Four Corners CLO II, Ltd., Floating Rate Note, 1/26/20 (144A)

 541,707

 421,852

 1.65

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 11/25/23

 421,852

 209,406

 0.56

 Gale Force 3 CLO, Ltd., Floating Rate Note, 4/19/21 (144A)

 204,813

 239,812

 GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)

 238,001

 450,753

 GLC Trust 2013-1, 3.0%, 7/15/21 (144A)

 445,119

 273,207

 Global Container Assets 2013-1, Ltd., 2.2%, 11/6/28 (144A)

 272,858

 760,103

 GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)

 766,395

 957,577

 GMAT 2015-1 Trust, 4.25%, 9/25/20 (Step) (144A)

 954,991

 750,000

 GO Financial Auto Securitization Trust 2015-2, 3.27%, 11/15/18 (144A)

 749,922

 223,025

 0.99

 GSAA Trust, Floating Rate Note, 6/25/35

 221,951

 280,877

 0.65

 GSAA Trust, Floating Rate Note, 6/25/35

 265,154

 91,217

 0.97

 GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34

 89,743

 234,211

 0.52

 GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)

 232,062

 206,561

 1.57

 GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33

 199,210

 138,230

 0.52

 GSRPM Mortgage Loan Trust 2006-1, Floating Rate Note, 3/25/35 (144A)

 135,673

 131,439

 0.52

 GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 125,244

 216,224

 0.59

 Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/28 (144A)

 215,624

 518,614

 Hilton Grand Vacations Trust 2014-A, 2.07%, 11/25/26 (144A)

 507,612

 42,698

 0.39

 Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36

 42,030

 242,292

 0.33

 Home Equity Asset Trust 2006-8, Floating Rate Note, 3/25/37

 239,422

 206,230

 Home Equity Mortgage Trust, 5.821%, 4/25/35 (Step)

 209,795

 64,776

 Home Loan Trust 2003-HI1, 5.77%, 4/25/28 (Step)

 66,164

 626,604

 0.94

 HomeBanc Mortgage Trust 2004-2, Floating Rate Note, 12/25/34

 591,793

 18,929

 0.64

 HomeBanc Mortgage Trust 2005-2, Floating Rate Note, 5/25/25

 18,914

 137,787

 1.14

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 1/25/35

 137,723

 74,026

 Honda Auto Receivables 2013-2 Owner Trust, 0.53%, 2/16/17

 73,998

 98,270

 Horizon Funding Trust 2013-1, 3.0%, 5/15/18 (144A)

 98,332

 923,935

 0.45

 HSBC Home Equity Loan Trust USA 2006-3, Floating Rate Note, 3/20/36

 918,706

 100,547

 0.41

 HSI Asset Securitization Corp. Trust 2006-OPT1, Floating Rate Note, 12/25/35

 98,881

 500,000

 Hyundai Auto Receivables Trust 2014-B, 2.1%, 11/15/19

 496,782

 910,586

 1.08

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 2/25/35

 899,322

 750,000

 2.10

 Invitation Homes 2013-SFR1 Trust, Floating Rate Note, 12/19/30 (144A)

 732,015

 600,000

 1.80

 Invitation Homes 2014-SFR2 Trust, Floating Rate Note, 9/18/31 (144A)

 588,246

 212,368

 0.54

 Inwood Park CDO, Ltd., Floating Rate Note, 1/20/21 (144A)

 211,737

 49,444

 Irwin Home Equity Loan Trust 2005-1, 5.82%, 6/25/35 (Step)

 49,008

 389,518

 1.72

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 384,811

 97,330

 3.22

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 97,182

 152,380

 4.72

 Irwin Whole Loan Home Equity Trust 2003-D, Floating Rate Note, 11/25/28

 151,587

 710,663

 0.69

 Irwin Whole Loan Home Equity Trust 2005-B, Floating Rate Note, 12/25/29

 694,147

 25,849

 0.88

 IXIS Real Estate Capital Trust 2005-HE4, Floating Rate Note, 2/25/36

 25,538

 119,519

 0.37

 JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36

 118,768

 375,000

 1.81

 KKR Financial CLO 2007-1, Ltd., Floating Rate Note, 5/15/21 (144A)

 373,607

 311,966

 Leaf Receivables Funding 8 LLC, 2.67%, 9/15/20 (144A)

 312,602

 655,488

 0.65

 Lehman ABS Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 6/15/33

 640,563

 11,500

 2.47

 Madison Avenue Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 3/25/32

 11,500

 332,981

 Marriott Vacation Club Owner Trust 2012-1, 3.5%, 5/20/30 (144A)

 338,252

 12,113

 0.90

 Mastr Asset Backed Securities Trust 2005-WMC1, Floating Rate Note, 3/25/35

 12,104

 447,395

 0.45

 Mastr Asset Backed Securities Trust 2006-AB1 REMICS, Floating Rate Note, 2/25/36

 443,681

 64,676

 0.41

 Mastr Asset Backed Securities Trust 2006-NC1, Floating Rate Note, 1/25/36

 64,274

 241,039

 0.52

 Mastr Specialized Loan Trust, Floating Rate Note, 1/25/36 (144A)

 234,600

 272,996

 1.14

 Morgan Stanley ABS Capital I Inc Trust 2004-SD3, Floating Rate Note, 6/25/34 (144A)

 273,138

 264,574

 0.83

 Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, Floating Rate Note, 3/25/35

 262,732

 543,148

 0.86

 Morgan Stanley Home Equity Loan Trust 2005-4, Floating Rate Note, 9/25/35

 532,905

 564,813

 MVW Owner Trust 2014-1, 2.7%, 9/20/31 (144A)

 561,488

 474,507

 Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)

 474,547

 650,000

 Navitas Equipment Receivables LLC 2013-1, 3.63%, 2/15/17

 651,170

 500,000

 Navitas Equipment Receivables LLC 2015-1, 3.4%, 11/15/18 (144A)

 499,481

 750,000

 1.71

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)

 750,000

 334,713

 0.92

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 332,037

 1,000,521

 Newstar Commercial Lease Funding 2015-1 LLC, 3.27%, 4/15/19 (144A)

 997,202

 560,000

 1.80

 NovaStar Mortgage Funding Trust Series 2004-3, Floating Rate Note, 12/25/34

 533,184

 1,457,000

 1.87

 NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35

 1,437,314

 27,423

 1.30

 NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35

 27,435

 800,000

 Ocwen Master Advance Receivables Trust, 2.532%, 11/15/46 (144A)

 799,000

 317,639

 0.48

 Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35

 314,667

 127,984

 1.35

 Option One Woodbridge Loan Trust 2002-1, Floating Rate Note, 3/25/32 (144A)

 126,875

 201,033

 Orange Lake Timeshare Trust 2012-A, 4.87%, 3/10/27 (144A)

 207,195

 211,312

 5.91

 Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35

 220,375

 315,488

 5.46

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 319,646

 359,723

 Oscar US Funding Trust 2014-1, 1.0%, 8/15/17 (144A)

 359,734

 605,839

 1.35

 Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MHQ, Floating Rate Note, 12/25/34

 605,104

 346,483

 0.59

 Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4, Floating Rate Note, 9/25/35

 344,411

 800,000

 0.75

 PFS Financing Corp., Floating Rate Note, 2/15/18 (144A)

 799,508

 575,000

 0.80

 PFS Financing Corp., Floating Rate Note, 2/15/19 (144A)

 570,500

 188,000

 PFS Tax Lien Trust 2014-1, 1.44%, 5/15/29

 187,714

 387,522

 Popular ABS Mortgage Pass-Through Trust 2004-4, 4.72776%, 9/25/34 (Step)

 367,080

 1,370,000

 Progreso Receivables Funding II LLC, 3.5%, 7/8/19 (144A)

 1,373,255

 350,000

 Progreso Receivables Funding LLC, 3.0%, 7/8/20 (144A)

 349,580

 1,000,000

 2.45

 Progress Residential 2014-SFR1 Trust, Floating Rate Note, 10/17/31 (144A)

 979,183

 750,000

 PURCHASING POWER FUNDING 2015-A LLC, 3.5%, 12/15/19 (144A)

 750,000

 720,616

 0.88

 Quest Trust REMICS, Floating Rate Note, 3/25/34 (144A)

 702,095

 188,990

 1.17

 RAAC Series 2005-RP1 Trust, Floating Rate Note, 7/25/37 (144A)

 187,008

 285,139

 0.47

 RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)

 281,590

 211,613

 5.06

 RAMP Series 2003-RS9 Trust, Floating Rate Note, 10/25/33

 208,421

 200,935

 1.13

 RAMP Series 2004-RS11 Trust, Floating Rate Note, 11/25/34

 198,216

 50,633

 0.72

 RAMP Series 2005-RS6 Trust, Floating Rate Note, 6/25/35

 50,433

 348,595

 RBSHD 2013-1 Trust, 4.6853%, 10/25/47 (Step) (144A)

 348,896

 98,170

 1.72

 RFSC Series 2004-RP1 Trust, Floating Rate Note, 11/25/42

 96,992

 103,370

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 104,030

 272,478

 1.02

 SASCO Mortgage Loan Trust 2005-GEL1, Floating Rate Note, 12/25/34

 266,298

 58,901

 0.76

 SASCO Mortgage Loan Trust 2005-GEL2, Floating Rate Note, 4/25/35

 58,590

 319,467

 0.68

 Saxon Asset Securities Trust 2005-3, Floating Rate Note, 11/25/35

 315,016

 253,253

 0.45

 Saxon Asset Securities Trust 2005-4, Floating Rate Note, 11/25/37

 252,041

 266,443

 Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)

 268,297

 307,355

 Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)

 306,208

 120,098

 Sierra Timeshare 2013-1 Receivables Funding LLC, 2.39%, 11/20/29 (144A)

 119,123

 107,325

 Sierra Timeshare 2013-2 Receivables Funding LLC, 2.92%, 11/20/25 (144A)

 107,851

 241,482

 Sierra Timeshare 2013-2 Receivables Funding LLC, 4.75%, 11/20/25 (144A)

 242,720

 750,000

 2.25

 Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)

 729,315

 500,000

 Skopos Auto Receivables Trust 2015-2, 3.55%, 2/17/20 (144A)

 499,793

 70,690

 0.63

 SMART ABS Series 2013-2US Trust, Floating Rate Note, 1/17/17

 70,688

 171,143

 0.48

 Soundview Home Loan Trust 2005-OPT4, Floating Rate Note, 12/25/35

 168,181

 790,207

 0.52

 Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36

 767,746

 633,822

 SpringCastle America Funding LLC, 2.7%, 5/25/23 (144A)

 635,278

 314,219

 Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)

 313,857

 1,000,000

 Springleaf Funding Trust 2014-A, 2.41%, 12/15/22 (144A)

 999,031

 327,961

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 345,648

 457,542

 0.92

 Structured Asset Investment Loan Trust 2005-6, Floating Rate Note, 7/25/35

 456,165

 490,413

 Sunset Mortgage Loan Co 2014-NPL2 LLC, 3.721%, 11/16/44 (Step) (144A)

 487,348

 622,687

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 616,080

 693,910

 1.50

 SWAY Residential 2014-1 Trust, Floating Rate Note, 1/20/32 (144A)

 680,761

 246,855

 TAL Advantage V LLC, 1.7%, 5/20/39 (144A)

 244,401

 163,213

 1.16

 Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34

 158,893

 99,950

 0.67

 Terwin Mortgage Trust Series TMTS 2005-10HE, Floating Rate Note, 6/25/36

 99,574

 102,805

 Terwin Mortgage Trust Series TMTS 2005-14HE, 4.8492%, 8/25/36 (Step)

 105,473

 250,000

 1.44

 Trade MAPS 1, Ltd., Floating Rate Note, 12/10/18 (144A)

 246,075

 400,000

 1.15

 Trafigura Securitisation Finance Plc. 2014-1, Floating Rate Note, 4/16/18 (144A)

 397,529

 792,333

 U.S. Residential Opportunity Fund IV Trust 2015-1, 3.7213%, 2/27/35 (144A)

 789,003

 700,000

 United Auto Credit Securitization Trust 2014-1, 2.38%, 10/15/18 (144A)

 694,987

 530,837

 US Residential Opportunity Fund III Trust 2015-1, 3.7213%, 1/29/35 (144A)

 528,757

 331,718

 VOLT XIX LLC, 3.875%, 4/26/55 (Step)

 332,159

 355,195

 VOLT XXV LLC, 3.5%, 6/26/45 (Step) (144A)

 350,272

 615,280

 VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)

 609,281

 498,444

 VOLT XXXIX LLC, 4.125%, 10/25/45 (Step) (144A)

 497,579

 460,781

 VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)

 457,905

 387,858

 VOLT XXXVII LLC, 3.625%, 7/25/45 (Step) (144A)

 387,118

 731,131

 VOLT XXXVIII LLC, 3.875%, 9/25/45 (Step) (144A)

 729,307

 26,875

 0.94

 Wachovia Mortgage Loan Trust Series 2005-WMC1, Floating Rate Note, 10/25/35

 26,807

 32,005

 0.60

 Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35

 31,760

 499,632

 Westgate Resorts 2012-A LLC, 2.25%, 8/20/25 (144A)

 499,921

 135,135

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 136,199

 679,382

 Westgate Resorts 2014-1 LLC, 2.15%, 12/20/26 (144A)

 671,739

 47,296

 Westgate Resorts LLC, 2.5%, 3/20/25 (144A)

 47,327

 470,000

 Westlake Automobile Receivables Trust 2014-1, 1.24%, 11/15/19 (144A)

 469,743

 $

 84,695,320

 TOTAL ASSET BACKED SECURITIES

 (Cost $84,802,713)

 $

 84,695,320

 COLLATERALIZED MORTGAGE OBLIGATIONS - 31.9%

 125,780

 A10 Securitization 2013-1 LLC, 2.4%, 11/17/25 (144A)

 $

 125,996

 705,780

 A10 Term Asset Financing 2013-2 LLC, 2.62%, 11/15/27 (144A)

 708,845

 700,000

 1.64

 ACRE Commercial Mortgage Trust 2014-FL2, Floating Rate Note, 8/15/31 (144A)

 693,137

 241,915

 0.50

 Adjustable Rate Mortgage Trust 2005-5, Floating Rate Note, 9/25/35

 227,136

 91,985

 0.67

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 79,862

 1,150

 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34

 1,149

 293,709

 0.80

 Alternative Loan Trust 2004-6CB, Floating Rate Note, 4/25/34

 284,402

 500,000

 1.95

 Arbor Realty Collateralized Loan Obligation 2015-FL1, Ltd., Floating Rate Note, 3/15/25 (144A)

 500,000

 800,000

 2.40

 BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)

 800,040

 580,000

 1.30

 BAMLL Commercial Mortgage Securities Trust 2014-ICTS, Floating Rate Note, 6/15/28 (144A)

 577,347

 930,000

 2.80

 BAMLL Commercial Mortgage Securities Trust 2014-INLD REMICS, Floating Rate Note, 12/17/29 (144A)

 927,314

 950,000

 2.44

 BAMLL Re-REMIC Trust 2014-FRR7, Floating Rate Note, 10/26/44 (144A)

 933,334

 41,910

 0.67

 Banc of America Alternative Loan Trust 2003-10, Floating Rate Note, 12/25/33

 41,764

 1,000,000

 5.46

 Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45

 1,002,359

 1,750,000

 5.42

 Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45

 1,749,654

 1,675,868

 Banc of America Commercial Mortgage Trust 2006-4 REMICS, 5.634%, 7/10/46

 1,693,431

 90,492

 Banc of America Funding 2003-3 Trust, 5.5%, 10/25/33

 93,785

 392,713

 0.52

 Banc of America Funding 2005-A Trust, Floating Rate Note, 2/20/35

 380,645

 232,662

 2.75

 Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33

 233,953

 965,516

 2.87

 Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33

 949,880

 395,353

 2.72

 Banc of America Mortgage 2004-D Trust, Floating Rate Note, 5/25/34

 393,677

 529,052

 1.80

 BBCMS Trust 2014-BXO REMICS, Floating Rate Note, 8/16/27 (144A)

 527,687

 750,000

 2.20

 BBCMS Trust 2015-SLP, Floating Rate Note, 2/15/28 (144A)

 740,855

 424,649

 2.99

 BCAP LLC 2009-RR13-I Trust, Floating Rate Note, 9/26/35 (144A)

 431,848

 302,655

 2.68

 BCAP LLC 2013-RR3 Trust, Floating Rate Note, 5/28/36 (144A)

 305,180

 265,477

 2.98

 BCAP LLC 2013-RR7 Trust, Floating Rate Note, 12/27/34

 273,277

 308,111

 1.06

 Bear Stearns ALT-A Trust 2004-11, Floating Rate Note, 11/25/34

 301,616

 875,909

 0.92

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 854,394

 311,942

 1.06

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 295,256

 883,298

 1.06

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 839,586

 518,676

 0.92

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 502,787

 103,324

 0.96

 Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34

 101,792

 687,594

 0.82

 Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34

 658,347

 232,664

 2.60

 Bear Stearns ARM Trust 2003-3, Floating Rate Note, 5/25/33

 232,971

 83,893

 2.86

 Bear Stearns ARM Trust 2004-10 REMICS, Floating Rate Note, 1/25/35

 82,084

 69,860

 2.92

 Bear Stearns ARM Trust 2004-3, Floating Rate Note, 7/25/34

 67,688

 550,000

 5.21

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 549,458

 108,244

 4.99

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Floating Rate Note, 9/11/42

 108,458

 645,395

 5.89

 Bear Stearns Commercial Mortgage Securities Trust 2006-PWR12, Floating Rate Note, 9/11/38

 649,366

 552,904

 5.82

 Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, Floating Rate Note, 4/12/38

 554,726

 89,880

 2.69

 Bear Stearns Mortgage Securities, Inc., Floating Rate Note, 6/25/30

 91,776

 279,881

 0.91

 Bella Vista Mortgage Trust 2004-1, Floating Rate Note, 11/20/34

 248,998

 1,610,000

 1.55

 BLCP Hotel Trust, Floating Rate Note, 8/15/29 (144A)

 1,589,718

 430,000

 1.95

 Boca Hotel Portfolio Trust 2013-BOCA, Floating Rate Note, 8/17/26 (144A)

 429,914

 800,000

 3.05

 BXHTL 2015-JWRZ Mortgage Trust, Floating Rate Note, 5/15/29 (144A)

 793,553

 138,525

 5.34

 CD 2006-CD2 Mortgage Trust, Floating Rate Note, 1/15/46

 138,354

 1,340,000

 2.70

 CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)

 1,320,297

 352,341

 Cendant Mortgage Corp., 6.25%, 3/25/32 (144A)

 367,332

 1,000,000

 Cent CLO, 2.52%, 8/1/24 (144A)

 1,001,358

 800,000

 2.35

 CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)

 792,895

 310,000

 1.40

 CGBAM Commercial Mortgage Trust 2014-HD, Floating Rate Note, 2/18/31 (144A)

 307,344

 1,720,000

 2.10

 CGWF Commercial Mortgage Trust 2013-RKWH REMICS, Floating Rate Note, 11/15/30 (144A)

 1,717,940

 13,916

 Chase Mortgage Finance Trust Series 2005-S1, 5.5%, 5/25/35

 13,941

 165,483

 2.58

 CHL Mortgage Pass-Through Trust 2004-14, Floating Rate Note, 8/25/34

 160,066

 56,459

 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-4, 5.0%, 7/25/20

 58,330

 312,421

 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-7, 5.0%, 10/25/35

 318,895

 1,250,000

 2.30

 Citigroup Commercial Mortgage Trust 2015-SSHP REMICS, Floating Rate Note, 9/15/27 (144A)

 1,251,089

 449,439

 Citigroup Mortgage Loan Trust 2010-4 REMICS, 5.0%, 10/25/35 (144A)

 464,960

 38,493

 Citigroup Mortgage Loan Trust, Inc., 7.0%, 11/25/19

 38,938

 8,974

 5.50

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 10/25/35 (c)

 389

 178,395

 2.57

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 3/26/35

 140,921

 275,808

 0.83

 CNL Commercial Mortgage Loan Trust 2002-1, Floating Rate Note, 10/25/28 (144A)

 264,086

 27,012

 1.14

 Collateralized Mortgage Obligation Trust 44, Floating Rate Note, 7/1/18

 27,144

 500,000

 2.10

 Colony Mortgage Capital Series 2015-FL3, Ltd., Floating Rate Note, 9/5/32 (144A)

 500,000

 1,370,000

 2.35

 COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/17/31 (144A)

 1,363,890

 1,630,000

 1.85

 COMM 2014-KYO Mortgage Trust, Floating Rate Note, 6/11/27 (144A)

 1,612,149

 400,000

 1.00

 COMM 2014-PAT Mortgage Trust REMICS, Floating Rate Note, 8/13/27 (144A)

 396,814

 820,000

 1.79

 COMM 2014-PAT Mortgage Trust, Floating Rate Note, 8/13/27 (144A)

 802,157

 1,110,000

 1.95

 COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)

 1,105,816

 1,850,000

 1.80

 COMM 2014-TWC Mortgage Trust, Floating Rate Note, 2/13/32 (144A)

 1,836,876

 170,701

 2.14

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/19/26 (144A)

 170,457

 850,000

 1.80

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/19/26 (144A)

 844,710

 1,252,820

 5.66

 Credit Suisse Commercial Mortgage Trust Series 2006-C2 REMICS, Floating Rate Note, 3/15/39

 1,254,489

 950,000

 5.82

 Credit Suisse Commercial Mortgage Trust Series 2006-C3 REMICS, Floating Rate Note, 6/15/38

 964,077

 874,741

 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40

 902,361

 953,756

 5.70

 Credit Suisse Commercial Mortgage Trust Series 2007-C3, Floating Rate Note, 6/15/39

 989,657

 553,665

 5.95

 Credit Suisse Commercial Mortgage Trust Series 2007-C4 REMICS, Floating Rate Note, 9/15/39

 579,909

 176,074

 Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37

 175,946

 34,844

 Credit Suisse First Boston Mortgage Securities Corp., 5.25%, 10/25/19

 35,374

 32,205

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 32,638

 254,937

 Credit Suisse First Boston Mortgage Securities Corp., 7.5%, 5/25/32

 272,543

 347,119

 0.49

 Credit Suisse First Boston Mortgage Securities, 05-6, Floating Rate Note, 7/25/35

 338,698

 333,750

 2.86

 Credit Suisse Mortgage Capital Certificates REMICS, Floating Rate Note, 7/27/36 (144A)

 335,704

 400,000

 2.45

 CSMC 2015-TWNI Trust, Floating Rate Note, 3/15/28 (144A)

 397,194

 1,950,000

 1.45

 CSMC Trust 2014-ICE, Floating Rate Note, 4/15/27 (144A)

 1,943,740

 900,000

 2.05

 CSMC Trust 2015-DEAL, Floating Rate Note, 4/16/29 (144A)

 892,985

 750,000

 3.05

 CSMC Trust 2015-SAND, Floating Rate Note, 8/15/30 (144A)

 741,008

 300,000

 1.50

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/16/26 (144A)

 299,749

 399,000

 2.15

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/16/26 (144A)

 398,666

 540,000

 1.79

 EQTY 2014-INNS Mortgage Trust REMICS, Floating Rate Note, 5/8/31 (144A)

 530,252

 1,020,000

 1.39

 EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)

 1,006,303

 322,343

 1.29

 Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)

 321,580

 710,100

 1.17

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 5/25/24

 702,689

 983,282

 1.42

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 7/25/24

 980,342

 206,918

 2.34

 Fannie Mae Trust 2005-W4, Floating Rate Note, 6/25/45

 216,803

 596,281

 0.46

 Fannie Mae Whole Loan, Floating Rate Note, 11/25/46

 597,580

 3,038,307

 Fannie Mae, 3.0%, 6/25/22

 3,116,484

 199,316

 Fannie Mae, 3.5%, 10/25/23

 202,522

 153,525

 Fannie Mae, 4.0%, 8/25/28

 155,231

 252,722

 Fannie Mae, 4.5%, 9/25/35

 259,485

 117,013

 Fannie Mae, 5.0%, 6/25/34

 118,580

 671,021

 FDIC 2010-R1 Trust, 2.184%, 5/25/50 (144A)

 675,877

 52,796

 Federal Home Loan Mortgage Corp. REMICS, 3.5%, 10/15/18

 54,164

 33,800

 Federal Home Loan Mortgage Corp. REMICS, 3.5%, 6/15/28

 33,906

 134

 Federal Home Loan Mortgage Corp. REMICS, 5.5%, 10/15/35

 134

 60,033

 0.50

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/36

 60,091

 820,954

 0.50

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/37

 823,752

 75,259

 0.40

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/20

 75,398

 207,688

 0.78

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37

 210,235

 173,065

 0.55

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36

 173,920

 80,594

 0.55

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36

 81,010

 402,051

 0.57

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/37

 403,781

 101,097

 0.60

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32

 101,494

 161,109

 0.60

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32

 162,005

 294,468

 0.52

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/35

 296,015

 226,953

 0.90

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/39

 230,080

 203,137

 0.50

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/30

 203,351

 195,037

 1.20

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/32

 200,947

 233,669

 0.60

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33

 235,929

 163,518

 0.50

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36

 163,832

 115,100

 0.50

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/39

 115,421

 264,348

 0.70

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/41

 265,033

 163,498

 0.75

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/42

 165,006

 137,014

 1.20

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32

 140,647

 237,017

 1.20

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32

 244,656

 492,676

 0.60

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/38

 495,147

 519,339

 0.60

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/41

 521,422

 204,565

 0.75

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/27

 207,403

 198,162

 0.70

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/28

 200,883

 109,322

 0.50

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/36

 109,723

 348,986

 0.62

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/41

 351,388

 113,910

 0.60

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36

 113,904

 41,365

 0.38

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36

 41,362

 83,992

 0.60

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41

 84,595

 97,171

 0.62

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36

 97,990

 246,106

 0.63

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/41

 247,841

 135,032

 0.60

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/23

 135,622

 188,858

 0.70

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36

 190,238

 68,047

 0.80

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/18

 68,456

 229,751

 0.45

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/25

 230,037

 106,099

 0.40

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/26

 106,075

 73,593

 0.45

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35

 73,611

 191,660

 0.45

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/36

 192,001

 186,758

 0.50

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/26

 187,147

 115,577

 0.65

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/33

 115,886

 348,402

 Federal Home Loan Mortgage Corp., 2.75%, 11/15/25

 355,817

 339,824

 Federal Home Loan Mortgage Corp., 3.0%, 1/15/30

 349,856

 332,674

 Federal Home Loan Mortgage Corp., 3.0%, 12/15/24

 339,765

 193,542

 Federal Home Loan Mortgage Corp., 3.0%, 6/15/38

 197,337

 112,752

 Federal Home Loan Mortgage Corp., 3.5%, 8/15/28

 116,322

 207,013

 Federal Home Loan Mortgage Corp., 4.0%, 1/15/34

 212,746

 273,416

 Federal Home Loan Mortgage Corp., 6.0%, 1/15/28

 278,515

 1,325,652

 0.70

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/33

 1,338,208

 171,622

 0.45

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/35

 172,573

 78,417

 0.52

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/15/36

 78,683

 284,512

 0.65

 Federal Home Loan Mortgage Corp., Floating Rate Note, 2/17/32

 287,064

 345,277

 0.55

 Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/30

 346,563

 301,762

 0.77

 Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/32

 304,457

 807,389

 0.51

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/15/33

 807,213

 500,911

 0.55

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/15/36

 503,574

 56,917

 0.35

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/15/19

 56,924

 293,016

 0.70

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/15/28

 296,454

 439,252

 0.70

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/15/31

 445,994

 120,621

 0.50

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/15/19

 120,667

 806,143

 3.51

 Federal National Mortgage Association 2004-T2, Floating Rate Note, 7/25/43

 836,903

 6,142

 Federal National Mortgage Association 2006-48-T, 5.5%, 12/25/34

 6,141

 121,149

 Federal National Mortgage Association REMICS, 1.5%, 11/25/20

 121,253

 223,597

 Federal National Mortgage Association REMICS, 1.75%, 12/25/22

 224,082

 520,933

 Federal National Mortgage Association REMICS, 3.0%, 1/25/21

 533,339

 106,864

 Federal National Mortgage Association REMICS, 3.0%, 4/25/40

 108,870

 221,381

 Federal National Mortgage Association REMICS, 3.5%, 10/25/39

 228,257

 171,750

 Federal National Mortgage Association REMICS, 4.0%, 5/25/29

 171,849

 7,437

 Federal National Mortgage Association REMICS, 5.0%, 9/25/39

 7,598

 89,884

 Federal National Mortgage Association REMICS, 6.0%, 6/25/29

 101,847

 57,649

 0.85

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/18/32

 58,671

 42,500

 1.05

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/24

 42,533

 75,565

 0.70

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33

 76,084

 150,028

 0.50

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35

 150,352

 349,017

 0.60

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/36

 350,815

 146,185

 1.42

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/38

 149,454

 957,013

 0.42

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/27/37

 951,783

 363,429

 1.20

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/18/32

 373,128

 255,100

 0.56

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36

 256,200

 349,080

 0.90

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/39

 353,940

 207,025

 0.60

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/18/32

 208,136

 110,580

 1.10

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/31

 112,723

 566,383

 0.70

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/32

 573,639

 138,631

 0.82

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/37

 139,736

 184,000

 0.55

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33

 185,415

 165,736

 0.51

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/35

 165,942

 124,958

 0.45

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37

 125,199

 149,775

 0.40

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37

 149,794

 90,399

 0.65

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38

 90,768

 131,189

 0.70

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/24

 132,708

 257,398

 0.60

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34

 259,832

 164,723

 0.60

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34

 165,768

 182,633

 0.55

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/35

 183,396

 1,046,077

 0.50

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/36

 1,048,904

 192,997

 0.45

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 193,663

 182,875

 0.56

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 183,855

 107,831

 0.45

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 107,858

 220,295

 0.55

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 220,400

 787,653

 0.44

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/45

 789,846

 500,964

 1.10

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32

 510,556

 504,131

 1.20

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32

 520,885

 59,825

 0.60

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/34

 60,414

 260,331

 0.45

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/36

 259,777

 533,960

 0.70

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/18/32

 538,932

 31,823

 0.60

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/17

 31,849

 82,344

 0.70

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/33

 82,903

 112,378

 0.55

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36

 112,682

 185,124

 0.60

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/37

 186,160

 244,411

 0.75

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40

 246,220

 181,200

 0.65

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/36

 182,628

 212,431

 0.44

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 212,154

 78,548

 0.45

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 78,711

 244,844

 0.45

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 245,531

 95,031

 0.70

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/38

 95,606

 89,338

 0.60

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34

 90,208

 139,992

 0.50

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35

 139,862

 283,221

 0.45

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35

 283,175

 321,259

 1.10

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/38

 328,997

 231,509

 0.50

 Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/40

 232,769

 413,162

 0.70

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/33

 415,569

 134,137

 0.55

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36

 134,274

 142,378

 0.77

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36

 143,244

 253,309

 0.77

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 256,371

 273,532

 0.78

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 276,953

 68,323

 0.77

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 69,080

 75,243

 0.75

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/39

 75,800

 147,838

 Federal National Mortgage Association, 2.5%, 4/25/36

 150,115

 286,500

 Federal National Mortgage Association, 2.75%, 6/25/20

 291,788

 348,405

 Federal National Mortgage Association, 3.0%, 6/25/39

 354,255

 92,752

 Federal National Mortgage Association, 3.5%, 3/25/28

 92,905

 138,696

 Federal National Mortgage Association, 3.5%, 7/25/24

 141,141

 4,276

 Federal National Mortgage Association, 5.0%, 7/25/32

 4,273

 313,395

 0.55

 Federal National Mortgage Association, Floating Rate Note, 10/18/32

 315,865

 458,077

 0.50

 Federal National Mortgage Association, Floating Rate Note, 11/25/27

 460,406

 310,278

 1.05

 Federal National Mortgage Association, Floating Rate Note, 2/25/23

 316,435

 143,893

 0.50

 Federal National Mortgage Association, Floating Rate Note, 3/25/18

 144,002

 363,477

 0.55

 Federal National Mortgage Association, Floating Rate Note, 3/25/36

 364,668

 780,306

 0.70

 Federal National Mortgage Association, Floating Rate Note, 4/25/33

 788,125

 190,950

 2.75

 Federal National Mortgage Association, Floating Rate Note, 4/25/35

 204,738

 483,792

 0.70

 Federal National Mortgage Association, Floating Rate Note, 6/25/32

 489,577

 631,035

 0.60

 Federal National Mortgage Association, Floating Rate Note, 6/25/36

 634,871

 289,756

 0.50

 Federal National Mortgage Association, Floating Rate Note, 8/25/35

 290,281

 86,675

 1.66

 Federal National Mortgage Association, Floating Rate Note, 9/25/22

 88,596

 57,456

 2.59

 First Horizon Mortgage Pass-Through Trust 2004-AR1, Floating Rate Note, 2/25/34

 56,752

 61,261

 1.82

 Fosse Master Issuer Plc, Floating Rate Note, 10/18/54 (144A)

 61,582

 679,768

 1.15

 Freddie Mac REMICS, Floating Rate Note, 2/15/32

 700,434

 101,721

 0.55

 Freddie Mac Strips, Floating Rate Note, 12/15/36

 101,954

 254,390

 0.50

 Freddie Mac Strips, Floating Rate Note, 8/15/36

 254,267

 104,797

 1.60

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 10/25/24

 104,802

 380,483

 1.20

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 2/25/24

 380,629

 71,020

 1.55

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 8/25/24

 71,015

 2,061,098

 Freddie Mac, 2.0%, 2/15/25

 2,095,343

 1,153,186

 Freddie Mac, 3.5%, 10/15/28

 1,184,556

 351,843

 Freddie Mac, 4.0%, 5/15/37

 360,005

 488,556

 Freddie Mac, 5.5%, 12/15/22

 499,103

 664,263

 4.19

 FREMF Mortgage Trust 2014-KF05 REMICS, Floating Rate Note, 9/25/21 (144A)

 664,555

 409,000

 3.54

 FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)

 412,986

 750,000

 1.72

 Gale Force 3 Clo, Ltd., Floating Rate Note, 4/19/21 (144A)

 702,634

 195,958

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32

 189,499

 710,635

 0.49

 Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32

 680,606

 730,237

 5.23

 GMAC Commercial Mortgage Securities Inc Series 2006-C1 Trust, Floating Rate Note, 11/10/45

 729,690

 199,309

 2.93

 GMACM Mortgage Loan Trust 2004-AR1, Floating Rate Note, 6/25/34

 189,159

 2,359,900

 Government National Mortgage Association REMICS, 2.0%, 1/16/46

 2,371,768

 1,915,850

 Government National Mortgage Association REMICS, 4.0%, 9/20/37

 1,986,765

 79,486

 Government National Mortgage Association, 3.0%, 12/20/38

 81,108

 634,760

 Government National Mortgage Association, 3.0%, 12/20/38

 641,233

 203,646

 Government National Mortgage Association, 3.0%, 4/20/41

 210,319

 350,453

 Government National Mortgage Association, 3.5%, 5/20/39

 364,026

 224,427

 Government National Mortgage Association, 3.5%, 8/20/38

 229,098

 65,194

 Government National Mortgage Association, 5.0%, 4/20/36

 67,643

 228,808

 0.45

 Government National Mortgage Association, Floating Rate Note, 1/16/35

 229,108

 553,793

 0.75

 Government National Mortgage Association, Floating Rate Note, 1/16/40

 560,496

 179,249

 0.85

 Government National Mortgage Association, Floating Rate Note, 2/16/30

 181,603

 224,104

 0.46

 Government National Mortgage Association, Floating Rate Note, 2/20/35

 224,491

 166,914

 0.71

 Government National Mortgage Association, Floating Rate Note, 2/20/38

 168,590

 219,433

 0.50

 Government National Mortgage Association, Floating Rate Note, 4/16/31

 220,032

 121,650

 0.70

 Government National Mortgage Association, Floating Rate Note, 4/16/32

 122,942

 521,793

 0.75

 Government National Mortgage Association, Floating Rate Note, 4/16/32

 528,203

 418,426

 0.51

 Government National Mortgage Association, Floating Rate Note, 8/20/40

 414,211

 1,000,000

 1.50

 GP Portfolio Trust 2014-GGP, Floating Rate Note, 2/16/27 (144A)

 993,046

 896,290

 5.79

 GS Mortgage Securities Trust 2007-GG10 REMICS, Floating Rate Note, 8/10/45

 934,158

 495,000

 1.95

 GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)

 492,707

 329,361

 0.98

 GSAA Home Equity Trust 2004-6, Floating Rate Note, 6/25/34

 319,849

 167,749

 2.74

 HarborView Mortgage Loan Trust 2004-1, Floating Rate Note, 4/19/34

 167,001

 1,074,157

 1.69

 Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)

 1,074,054

 250,000

 2.52

 Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)

 257,948

 325,610

 1.32

 Homestar Mortgage Acceptance Corp. REMICS, Floating Rate Note, 9/25/34

 322,378

 1,290,276

 0.86

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 3/25/34

 1,236,716

 218,278

 0.92

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34

 214,939

 170,129

 0.67

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34

 168,754

 1,233,434

 0.86

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 1,178,165

 550,455

 0.84

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 525,958

 109,528

 1.02

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 104,354

 64,549

 2.82

 Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34

 61,964

 733,614

 0.87

 Impac CMB Trust Series 2005-4, Floating Rate Note, 5/25/35

 631,189

 265,991

 0.55

 Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36

 259,817

 495,686

 0.42

 Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36

 465,785

 64,880

 2.75

 IndyMac INDX Mortgage Loan Trust 2004-AR6, Floating Rate Note, 10/25/34

 62,386

 69,801

 4.84

 JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, Floating Rate Note, 7/15/41 (144A)

 69,479

 438,604

 0.48

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)

 429,966

 184,066

 0.56

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)

 176,174

 500,000

 5.56

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP6, Floating Rate Note, 4/15/43

 503,041

 88,022

 0.35

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47

 87,378

 750,286

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18, 5.44%, 6/12/47

 772,104

 1,670,000

 1.45

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, Floating Rate Note, 4/15/27 (144A)

 1,668,348

 700,000

 2.15

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)

 694,028

 1,030,000

 1.70

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU REMICS, Floating Rate Note, 12/15/28 (144A)

 1,029,934

 945,000

 2.20

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU, Floating Rate Note, 12/15/28 (144A)

 945,094

 342,193

 1.95

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4, Floating Rate Note, 12/16/30 (144A)

 341,133

 650,000

 2.30

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)

 647,302

 490,000

 1.55

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)

 490,397

 1,170,000

 1.60

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL6, Floating Rate Note, 11/17/31 (144A)

 1,165,102

 900,000

 1.12

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 894,368

 650,000

 1.90

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 647,902

 1,100,000

 1.80

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH, Floating Rate Note, 8/16/27 (144A)

 1,099,195

 700,000

 2.45

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO, Floating Rate Note, 1/15/32 (144A)

 695,746

 850,000

 2.00

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7, Floating Rate Note, 5/15/28 (144A)

 840,139

 500,000

 2.95

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, Floating Rate Note, 7/15/36 (144A)

 500,905

 235,656

 2.62

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 240,167

 119,208

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 123,072

 437,206

 2.11

 JP Morgan Mortgage Trust 2005-A3, Floating Rate Note, 6/25/35

 427,613

 8,474

 JP Morgan Mortgage Trust 2006-S3, 6.0%, 8/25/36 (c)

 192

 1,337,384

 0.72

 JP Morgan Seasoned Mortgage Trust 2014-1, Floating Rate Note, 5/25/33 (144A)

 1,276,364

 579,466

 4.25

 La Hipotecaria Panamanian Mortgage Trust 2007-1, Floating Rate Note, 12/23/36 (144A)

 567,877

 211,993

 0.88

 Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)

 212,068

 17,382

 LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31

 17,470

 248,406

 LB-UBS Commercial Mortgage Trust 2006-C1 REMICS, 5.156%, 2/15/31

 248,394

 500,000

 5.84

 LB-UBS Commercial Mortgage Trust 2006-C4, Floating Rate Note, 6/15/38

 508,296

 149,554

 1.15

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 148,848

 236,997

 1.25

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)

 236,932

 332,307

 0.42

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 312,369

 400,945

 0.43

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 377,890

 1,600,749

 2.19

 LSTAR Securities Investment Trust 2014-2, Floating Rate Note, 11/1/19 (144A)

 1,580,970

 857,421

 2.19

 LSTAR Securities Investment Trust 2015-5, Floating Rate Note, 4/1/20 (144A)

 844,234

 952,995

 2.19

 LSTAR Securities Investment Trust 2015-7, Floating Rate Note, 7/1/20 (144A)

 935,736

 629,030

 2.19

 LSTAR Securities Investment Trust 2015-8, Floating Rate Note, 8/1/20 (144A)

 616,954

 380,008

 0.57

 MASTR Alternative Loan Trust 2005-1, Floating Rate Note, 2/25/35

 373,013

 42,823

 0.60

 MASTR Asset Securitization Trust 2003-6, Floating Rate Note, 7/25/18

 41,603

 544,454

 0.96

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28

 516,245

 282,276

 1.35

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28

 263,564

 389,136

 0.90

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-B, Floating Rate Note, 4/25/28

 376,623

 563,257

 0.88

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C REMICS, Floating Rate Note, 6/25/28

 535,608

 275,659

 1.14

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28

 271,695

 341,844

 0.84

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28

 326,628

 165,903

 0.86

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29

 158,822

 41,068

 1.96

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29

 40,870

 337,776

 0.86

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H, Floating Rate Note, 1/25/29

 332,520

 702,030

 0.68

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A REMICS, Floating Rate Note, 4/25/29

 673,925

 485,943

 0.78

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29

 450,195

 550,407

 1.25

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-E, Floating Rate Note, 11/25/29

 532,203

 556,266

 0.78

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 523,612

 248,510

 1.04

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 241,543

 387,180

 0.68

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30

 375,957

 1,150,000

 5.78

 Merrill Lynch Mortgage Trust 2006-C2, Floating Rate Note, 8/12/43

 1,174,751

 1,000,000

 5.84

 Merrill Lynch Mortgage Trust 2007-C1, Floating Rate Note, 6/12/50

 1,036,329

 911,805

 5.65

 ML-CFC Commercial Mortgage Trust 2006-1, Floating Rate Note, 2/12/39

 911,426

 800,000

 6.08

 ML-CFC Commercial Mortgage Trust 2006-2, Floating Rate Note, 6/12/46

 810,977

 600,000

 5.79

 Morgan Stanley Capital I Trust 2006-HQ9, Floating Rate Note, 7/12/44

 610,761

 555,098

 6.02

 Morgan Stanley Capital I Trust 2006-TOP23, Floating Rate Note, 8/12/41

 562,680

 453,961

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 474,745

 500,000

 2.40

 Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/14/31 (144A)

 496,878

 600,000

 0.00

 Morgan Stanley Capital I Trust 2015-XLF2, Floating Rate Note, 8/15/26 (144A)

 600,743

 512,173

 0.49

 Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35

 507,561

 330,157

 0.50

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 319,136

 234,768

 0.49

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 233,503

 555,003

 1.00

 MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34

 527,167

 656,010

 0.96

 MortgageIT Trust 2004-2, Floating Rate Note, 12/25/34

 633,957

 288,088

 0.64

 NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 3/9/21

 286,569

 55,614

 0.65

 NewStar Commercial Loan Trust 2007-1, Floating Rate Note, 9/30/22 (144A)

 55,007

 149,551

 Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, 5.5%, 8/25/33 (Step)

 155,602

 897,553

 3.11

 Nomura Resecuritization Trust 2011-4R, Floating Rate Note, 6/26/47 (144A)

 900,461

 400,292

 0.34

 Nomura Resecuritization Trust 2014-1R, Floating Rate Note, 10/26/36 (144A)

 386,535

 354,097

 2.07

 NorthStar 2013-1, Floating Rate Note, 8/27/29 (144A)

 354,429

 1,182,164

 0.61

 Opteum Mortgage Acceptance Corp Trust 2005-4, Floating Rate Note, 11/25/35

 1,091,644

 1,190,944

 0.53

 Opteum Mortgage Acceptance Corp Trust 2005-4, Floating Rate Note, 11/25/35

 1,119,299

 164,484

 ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A)

 164,484

 63,298

 ORES NPL 2013-LV2 LLC, 3.081%, 9/25/25 (144A)

 63,235

 9,406

 PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)

 9,383

 326,393

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 332,038

 1,500,000

 2.34

 RAIT 2014-FL2 Trust, Floating Rate Note, 5/15/31 (144A)

 1,468,160

 881,726

 1.44

 RAIT 2014-FL3 Trust, Floating Rate Note, 12/15/31 (144A)

 879,497

 107,134

 0.75

 RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17

 104,103

 546,625

 0.70

 RALI Series 2003-QS11 Trust, Floating Rate Note, 6/25/33

 509,287

 21,301

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 21,554

 110,421

 RALI Series 2003-QS15 Trust, 5.5%, 8/25/33

 113,471

 242,250

 0.65

 RALI Series 2003-QS9 Trust, Floating Rate Note, 5/25/18

 237,233

 182,150

 RALI Series 2004-QS5 Trust, 4.75%, 4/25/34

 185,767

 454,465

 0.80

 RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34

 449,473

 768,766

 0.52

 RALI Series 2005-QA1 Trust, Floating Rate Note, 1/25/35

 734,471

 35,317

 6.35

 RAMP Series 2004-SL4 Trust, Floating Rate Note, 5/25/18

 35,526

 49,722

 0.59

 Regatta Funding, Ltd., Floating Rate Note, 6/15/20 (144A)

 49,568

 1,131,269

 1.64

 RESI Finance LP 2003-CB1, Floating Rate Note, 7/9/35

 1,074,951

 367,627

 1.04

 RESI MAC, 2014-1A, Floating Rate Note, 6/12/19

 367,206

 1,179,426

 0.62

 Residential Asset Securitization Trust 2003-A2, Floating Rate Note, 5/25/33

 1,083,810

 1,203,086

 1.25

 Resource Capital Corp 2014-CRE2, Ltd., Floating Rate Note, 4/15/32 (144A)

 1,195,864

 406,630

 2.35

 Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)

 406,653

 122,717

 RFMSI Series 2005-S5 Trust, 5.25%, 7/25/35

 125,310

 100,721

 Rialto Capital Management LLC, 2.85%, 5/15/24 (144A)

 100,721

 257,327

 RREF 2014-LT6 LLC, 2.75%, 9/15/24 (144A)

 257,327

 525,832

 RREF 2015-LT7 LLC, 3.0%, 12/25/32 (144A)

 525,715

 692,146

 Selene Non-Performing Loans LLC, 2.9814%, 5/25/54 (Step) (144A)

 685,510

 773,529

 0.83

 Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33

 753,745

 179,600

 0.85

 Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34

 169,366

 187,586

 1.77

 Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34

 188,878

 606,315

 0.96

 Sequoia Mortgage Trust 2005-1, Floating Rate Note, 2/20/35

 574,104

 290,463

 2.25

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 281,386

 126,496

 3.00

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 123,022

 277,235

 SilverLeaf Finance XVII LLC, 2.71%, 3/16/26 (144A)

 275,347

 290,000

 1.97

 Silverstone Master Issuer Plc, Floating Rate Note, 1/21/55 (144A)

 294,373

 630,000

 Small Business Administration Participation Certificates, 2.24%, 4/15/43 (144A)

 618,118

 115,628

 2.93

 Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34

 114,746

 97,836

 2.54

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34

 96,723

 888,376

 1.10

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34

 816,089

 1,107,168

 0.88

 Structured Asset Mortgage Investments II Trust 2004-AR8, Floating Rate Note, 5/19/35

 1,074,894

 537,096

 5.67

 Structured Asset Mortgage Investments II Trust 2005-AR2, Floating Rate Note, 5/25/45

 445,265

 77,954

 0.70

 Structured Asset Mortgage Investments II Trust 2005-F1 REMICS, Floating Rate Note, 8/26/35

 77,479

 345,173

 1.10

 Structured Asset Mortgage Investments Trust 2002-AR5, Floating Rate Note, 5/19/33

 332,614

 119,542

 2.56

 Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33

 118,623

 50,693

 Structured Asset Securities Corp. Mortgage Loan Trust 2005-2XS, 4.65%, 2/25/35 (Step)

 51,578

 835,730

 2.42

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33

 822,424

 184,920

 0.72

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Floating Rate Note, 12/25/33

 183,475

 114,998

 2.25

 Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43

 114,152

 184,233

 1.64

 Thornburg Mortgage Securities Trust 2004-1, Floating Rate Note, 3/25/44

 179,602

 1,256,397

 0.96

 Thornburg Mortgage Securities Trust 2004-3, Floating Rate Note, 9/25/34

 1,169,036

 162,984

 1.87

 Thornburg Mortgage Securities Trust 2004-4, Floating Rate Note, 12/25/44

 160,542

 525,000

 TimberStar Trust I REMICS, 5.668%, 10/15/36 (144A)

 540,807

 487,116

 2.21

 Velocity Commercial Capital Loan Trust 2014-1, Floating Rate Note, 9/25/44 (144A)

 483,462

 907,249

 2.63

 Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)

 913,509

 324,238

 VFC 2014-2 LLC, 2.75%, 7/20/30 (144A)

 323,961

 167,829

 VFC 2015-3 LLC, 2.75%, 12/20/31 (144A)

 167,654

 272,000

 5.66

 Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45

 272,552

 188,994

 5.72

 Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Floating Rate Note, 5/15/43

 189,193

 500,000

 5.90

 Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Floating Rate Note, 5/15/43

 504,411

 318,569

 1.64

 WaMu Mortgage Pass-Through Certificates Series 2002-AR6 Trust, Floating Rate Note, 6/25/42

 307,285

 365,726

 WaMu Mortgage Pass-Through Certificates Series 2003-S10, 5.0%, 10/25/18

 370,050

 444,910

 Welk Resorts 2013-A LLC, 3.1%, 3/15/29 (144A)

 444,502

 1,250,000

 2.05

 Wells Fargo Commercial Mortgage Trust 2014-TISH REMICS, Floating Rate Note, 2/16/27 (144A)

 1,229,781

 189,357

 0.80

 Wells Fargo Mortgage Backed Securities 2005-4 Trust, Floating Rate Note, 4/25/35

 186,758

 238,802

 0.54

 Westwood CDO II, Ltd., Floating Rate Note, 4/25/22 (144A)

 233,850

 $

 191,542,976

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $193,162,851)

 $

 191,542,976

 CORPORATE BONDS - 31.3%

 Energy - 2.1%

 Oil & Gas Equipment & Services - 0.1%

 775,000

 National Oilwell Varco, Inc., 1.35%, 12/1/17

 $

 766,744

 Integrated Oil & Gas - 0.5%

 1,000,000

 ConocoPhillips Co., 1.05%, 12/15/17

 $

 991,459

 750,000

 0.53

 Shell International Finance BV, Floating Rate Note, 11/15/16

 750,168

 500,000

 Total Capital International SA, 0.75%, 1/25/16

 500,130

 500,000

 Total Capital International SA, 1.0%, 8/12/16

 501,056

 $

 2,742,813

 Oil & Gas Exploration & Production - 0.3%

 277,000

 0.66

 Canadian Natural Resources, Ltd., Floating Rate Note, 3/30/16

 $

 276,460

 750,000

 Hess Corp., 1.3%, 6/15/17

 739,930

 800,000

 WPX Energy, Inc., 7.5%, 8/1/20

 754,000

 $

 1,770,390

 Oil & Gas Refining & Marketing - 0.2%

 500,000

 GS Caltex Corp., 3.25%, 10/1/18 (144A)

 $

 507,338

 750,000

 Phillips 66, 2.95%, 5/1/17

 764,378

 $

 1,271,716

 Oil & Gas Storage & Transportation - 1.0%

 700,000

 Boardwalk Pipelines LP, 5.5%, 2/1/17

 $

 711,482

 500,000

 0.93

 Enbridge, Inc., Floating Rate Note, 10/1/16

 495,329

 750,000

 Energy Transfer Partners LP, 2.5%, 6/15/18

 732,352

 750,000

 Enterprise Products Operating LLC, 1.65%, 5/7/18

 740,275

 1,000,000

 Enterprise Products Operating LLC, 3.2%, 2/1/16

 1,003,648

 700,000

 Kinder Morgan, Inc. Delaware, 2.0%, 12/1/17

 678,997

 720,000

 ONEOK Partners LP, 6.15%, 10/1/16

 739,262

 375,000

 TransCanada PipeLines, Ltd., 1.875%, 1/12/18

 375,196

 690,000

 0.96

 TransCanada PipeLines, Ltd., Floating Rate Note, 6/30/16

 689,802

 $

 6,166,343

 Total Energy

 $

 12,718,006

 Materials - 0.5%

 Fertilizers & Agricultural Chemicals - 0.2%

 1,000,000

 Monsanto Co., 1.15%, 6/30/17

 $

 992,845

 Diversified Metals & Mining - 0.2%

 500,000

 0.53

 BHP Billiton Finance USA, Ltd., Floating Rate Note, 9/30/16

 $

 498,714

 560,000

 1.12

 Rio Tinto Finance USA Plc, Floating Rate Note, 6/17/16

 560,400

 $

 1,059,114

 Steel - 0.1%

 1,000,000

 1.49

 Glencore Funding LLC, Floating Rate Note, 5/27/16 (144A)

 $

 976,649

 Total Materials

 $

 3,028,608

 Capital Goods - 1.5%

 Aerospace & Defense - 0.4%

 586,000

 L-3 Communications Corp., 1.5%, 5/28/17

 $

 575,116

 500,000

 Precision Castparts Corp., 1.25%, 1/15/18

 498,416

 1,050,000

 The Boeing Co., 0.95%, 5/15/18

 1,040,256

 500,000

 United Technologies Corp., 1.778%, 5/4/18 (Step)

 497,088

 $

 2,610,876

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 1,098,000

 John Deere Capital Corp., 1.05%, 10/11/16

 $

 1,101,338

 750,000

 John Deere Capital Corp., 1.05%, 12/15/16

 751,597

 1,090,000

 0.58

 John Deere Capital Corp., Floating Rate Note, 10/11/16

 1,091,207

 $

 2,944,142

 Industrial Machinery - 0.1%

 750,000

 Xylem, Inc. New York, 3.55%, 9/20/16

 $

 762,918

 Trading Companies & Distributors - 0.5%

 1,100,000

 Aircastle, Ltd., 6.75%, 4/15/17

 $

 1,152,250

 750,000

 Aviation Capital Group Corp., 2.875%, 9/17/18 (144A)

 742,500

 750,000

 GATX Corp., 1.25%, 3/4/17

 743,596

 $

 2,638,346

 Total Capital Goods

 $

 8,956,282

 Automobiles & Components - 1.9%

 Auto Parts & Equipment - 0.1%

 700,000

 Johnson Controls, Inc., 1.4%, 11/2/17

 $

 692,885

 Automobile Manufacturers - 1.8%

 1,000,000

 Daimler Finance North America LLC, 1.45%, 8/1/16 (144A)

 $

 1,001,660

 750,000

 0.63

 Daimler Finance North America LLC, Floating Rate Note, 3/10/17 (144A)

 745,647

 617,000

 0.64

 Daimler Finance North America LLC, Floating Rate Note, 8/1/17 (144A)

 611,564

 500,000

 Ford Motor Credit Co. LLC, 1.7%, 5/9/16

 501,306

 700,000

 Ford Motor Credit Co. LLC, 1.724%, 12/6/17

 692,459

 250,000

 Ford Motor Credit Co. LLC, 2.375%, 1/16/18

 250,515

 1,000,000

 Ford Motor Credit Co. LLC, 2.875%, 10/1/18

 1,007,144

 500,000

 0.91

 Ford Motor Credit Co. LLC, Floating Rate Note, 3/27/17

 495,951

 750,000

 0.80

 Ford Motor Credit Co. LLC, Floating Rate Note, 9/8/17

 740,510

 1,000,000

 Nissan Motor Acceptance Corp., 2.65%, 9/26/18 (144A)

 1,016,462

 500,000

 0.83

 Nissan Motor Acceptance Corp., Floating Rate Note, 3/3/17 (144A)

 499,196

 750,000

 Toyota Motor Credit Corp., 1.125%, 5/16/17

 750,133

 1,000,000

 0.55

 Volkswagen Group of America Finance LLC, Floating Rate Note, 5/23/16 (144A)

 988,715

 750,000

 Volkswagen International Finance NV, 1.125%, 11/18/16 (144A)

 739,500

 500,000

 Volkswagen International Finance NV, 1.6%, 11/20/17 (144A)

 481,359

 $

 10,522,121

 Total Automobiles & Components

 $

 11,215,006

 Consumer Durables & Apparel - 0.1%

 Homebuilding - 0.1%

 650,000

 DR Horton, Inc., 4.0%, 2/15/20

 $

 660,725

 Total Consumer Durables & Apparel

 $

 660,725

 Consumer Services - 0.1%

 Restaurants - 0.1%

 605,000

 Starbucks Corp., 0.875%, 12/5/16

 $

 605,745

 Total Consumer Services

 $

 605,745

 Media - 0.1%

 Publishing - 0.1%

 250,000

 Thomson Reuters Corp., 0.875%, 5/23/16

 $

 249,998

 500,000

 Thomson Reuters Corp., 1.3%, 2/23/17

 497,703

 $

 747,701

 Total Media

 $

 747,701

 Retailing - 0.2%

 Home Improvement Retail - 0.1%

 750,000

 0.71

 The Home Depot, Inc., Floating Rate Note, 9/15/17

 $

 752,370

 Automotive Retail - 0.1%

 500,000

 Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (144A)

 $

 472,418

 Total Retailing

 $

 1,224,788

 Food & Staples Retailing - 0.2%

 Food Retail - 0.1%

 750,000

 0.77

 Walgreens Boots Alliance, Inc., Floating Rate Note, 5/18/16

 $

 749,546

 Hypermarkets & Super Centers - 0.1%

 740,000

 Costco Wholesale Corp., 1.125%, 12/15/17

 $

 739,608

 Total Food & Staples Retailing

 $

 1,489,154

 Food, Beverage & Tobacco - 0.4%

 Brewers - 0.1%

 500,000

 0.51

 Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 1/27/17

 $

 498,560

 Packaged Foods & Meats - 0.3%

 750,000

 0.69

 ConAgra Foods, Inc., Floating Rate Note, 7/21/16

 $

 748,114

 250,000

 General Mills, Inc., 0.875%, 1/29/16

 250,040

 1,000,000

 Wm Wrigley Jr Co., 2.0%, 10/20/17 (144A)

 1,005,885

 $

 2,004,039

 Total Food, Beverage & Tobacco

 $

 2,502,599

 Household & Personal Products - 0.1%

 Household Products - 0.1%

 500,000

 Reckitt Benckiser Treasury Services Plc, 2.125%, 9/21/18 (144A)

 $

 502,000

 Total Household & Personal Products

 $

 502,000

 Health Care Equipment & Services - 0.9%

 Health Care Equipment - 0.5%

 500,000

 Baxter International, Inc., 0.95%, 6/1/16

 $

 499,844

 750,000

 Becton Dickinson and Co., 1.45%, 5/15/17

 749,171

 750,000

 Becton Dickinson and Co., 1.8%, 12/15/17

 751,733

 500,000

 Boston Scientific Corp., 2.65%, 10/1/18

 503,892

 510,000

 St. Jude Medical, Inc., 2.5%, 1/15/16

 511,082

 $

 3,015,722

 Health Care Services - 0.3%

 750,000

 Express Scripts Holding Co., 2.25%, 6/15/19

 $

 746,310

 1,000,000

 Express Scripts Holding Co., 3.125%, 5/15/16

 1,009,381

 $

 1,755,691

 Managed Health Care - 0.1%

 500,000

 UnitedHealth Group, Inc., 1.875%, 11/15/16

 $

 504,944

 Total Health Care Equipment & Services

 $

 5,276,357

 Pharmaceuticals, Biotechnology & Life Sciences - 0.7%

 Biotechnology - 0.2%

 500,000

 Amgen, Inc., 2.5%, 11/15/16

 $

 506,848

 750,000

 Gilead Sciences, Inc., 1.85%, 9/4/18

 756,398

 $

 1,263,246

 Pharmaceuticals - 0.3%

 750,000

 Bayer US Finance LLC, 1.5%, 10/6/17 (144A)

 $

 751,452

 750,000

 0.51

 Pfizer, Inc., Floating Rate Note, 5/15/17

 748,850

 500,000

 Zoetis, Inc., 1.15%, 2/1/16

 500,183

 $

 2,000,485

 Life Sciences Tools & Services - 0.2%

 1,000,000

 Thermo Fisher Scientific, Inc., 2.4%, 2/1/19

 $

 1,003,490

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 4,267,221

 Banks - 8.1%

 Diversified Banks - 4.8%

 750,000

 0.69

 Abbey National Treasury Services Plc, Floating Rate Note, 9/29/17

 $

 746,261

 500,000

 ABN AMRO Bank NV, 1.375%, 1/22/16 (144A)

 500,012

 750,000

 1.09

 ABN AMRO Bank NV, Floating Rate Note, 10/28/16 (144A)

 752,842

 1,000,000

 ANZ New Zealand Int'l, Ltd. London, 1.125%, 3/24/16 (144A)

 1,001,754

 1,075,000

 Bank of America Corp., 1.25%, 1/11/16

 1,075,499

 500,000

 Bank of America Corp., 1.35%, 11/21/16

 501,207

 408,000

 0.94

 Bank of America Corp., Floating Rate Note, 8/25/17

 407,273

 750,000

 Bank of America NA, 1.75%, 6/5/18

 749,044

 229,000

 0.90

 Barclays Bank Plc, Floating Rate Note, 2/17/17

 228,779

 550,000

 1.55

 BPCE SA, Floating Rate Note, 4/25/16

 551,861

 500,000

 Citigroup, Inc., 1.3%, 4/1/16

 500,664

 750,000

 Citigroup, Inc., 1.8%, 2/5/18

 749,658

 750,000

 1.00

 Citigroup, Inc., Floating Rate Note, 11/15/16

 751,285

 500,000

 1.12

 Citigroup, Inc., Floating Rate Note, 4/1/16

 500,492

 750,000

 1.28

 Citigroup, Inc., Floating Rate Note, 7/25/16

 751,849

 650,000

 0.65

 Commonwealth Bank of Australia, Floating Rate Note, 3/13/17 (144A)

 649,970

 750,000

 0.55

 Commonwealth Bank of Australia, Floating Rate Note, 9/8/17 (144A)

 747,236

 500,000

 0.77

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA New York, Floating Rate Note, 3/18/16

 500,428

 750,000

 0.58

 HSBC USA, Inc., Floating Rate Note, 6/23/17

 746,601

 500,000

 Intesa Sanpaolo S.p.A., 3.125%, 1/15/16

 501,308

 500,000

 0.84

 JPMorgan Chase & Co., Floating Rate Note, 2/15/17

 499,465

 500,000

 2.19

 JPMorgan Chase & Co., Floating Rate Note, 2/25/21

 500,000

 320,000

 0.95

 JPMorgan Chase & Co., Floating Rate Note, 2/26/16

 320,223

 250,000

 0.77

 Nordea Bank AB, Floating Rate Note, 5/13/16 (144A)

 250,242

 1,000,000

 Royal Bank of Canada, 1.45%, 9/9/16

 1,005,260

 550,000

 0.62

 Royal Bank of Canada, Floating Rate Note, 1/23/17

 550,118

 1,000,000

 0.53

 Royal Bank of Canada, Floating Rate Note, 6/16/17

 997,655

 750,000

 0.71

 Sumitomo Mitsui Banking Corp., Floating Rate Note, 1/10/17

 748,886

 300,000

 0.96

 Sumitomo Mitsui Banking Corp., Floating Rate Note, 7/19/16

 300,638

 500,000

 1.11

 Sumitomo Mitsui Trust Bank, Ltd., Floating Rate Note, 9/16/16 (144A)

 501,218

 1,000,000

 0.75

 Svenska Handelsbanken AB, Floating Rate Note, 9/23/16

 1,001,742

 500,000

 The Bank of Nova Scotia, 1.1%, 12/13/16

 501,158

 500,000

 The Bank of Nova Scotia, 1.375%, 7/15/16

 502,002

 500,000

 The Bank of Nova Scotia, 1.45%, 4/25/18

 496,365

 1,000,000

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.55%, 9/9/16 (144A)

 1,004,140

 305,000

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., 2.7%, 9/9/18 (144A)

 310,071

 500,000

 0.74

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 3/10/17 (144A)

 499,113

 500,000

 0.64

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 9/8/17 (144A)

 495,820

 500,000

 The Huntington National Bank, 1.3%, 11/20/16

 499,996

 500,000

 0.72

 The Huntington National Bank, Floating Rate Note, 4/24/17

 497,434

 750,000

 0.92

 The Korea Development Bank, Floating Rate Note, 1/22/17

 750,296

 500,000

 The Toronto-Dominion Bank, 1.4%, 4/30/18

 497,692

 500,000

 0.54

 The Toronto-Dominion Bank, Floating Rate Note, 5/2/17

 498,870

 500,000

 0.74

 The Toronto-Dominion Bank, Floating Rate Note, 9/9/16

 500,977

 500,000

 Wells Fargo & Co., 1.25%, 7/20/16

 501,570

 575,000

 0.95

 Wells Fargo & Co., Floating Rate Note, 4/23/18

 576,250

 1,000,000

 0.66

 Westpac Banking Corp., Floating Rate Note, 5/19/17

 998,449

 $

 28,719,673

 Regional Banks - 3.3%

 103,000

 BB&T Corp., 1.6%, 8/15/17

 $

 103,327

 500,000

 Branch Banking & Trust Co., 1.35%, 10/1/17

 499,488

 500,000

 Branch Banking & Trust Co., 2.3%, 10/15/18

 506,952

 250,000

 0.63

 Branch Banking & Trust Co., Floating Rate Note, 5/23/17

 248,751

 970,000

 0.66

 Branch Banking & Trust Co., Floating Rate Note, 9/13/16

 968,329

 750,000

 Capital One NA, 2.35%, 8/17/18

 750,285

 700,000

 0.77

 Capital One NA, Floating Rate Note, 3/22/16

 699,576

 730,000

 0.77

 Fifth Third Bancorp, Floating Rate Note, 12/20/16

 727,216

 750,000

 Fifth Third Bank Cincinnati Ohio, 1.15%, 11/18/16

 750,420

 500,000

 0.74

 Fifth Third Bank Cincinnati Ohio, Floating Rate Note, 2/26/16

 500,116

 500,000

 KeyBank NA Cleveland Ohio, 1.1%, 11/25/16

 500,192

 1,000,000

 KeyBank NA Cleveland Ohio, 1.65%, 2/1/18

 997,524

 500,000

 0.67

 Manufacturers & Traders Trust Co., Floating Rate Note, 1/30/17

 499,438

 1,000,000

 0.60

 Manufacturers & Traders Trust Co., Floating Rate Note, 7/25/17

 996,484

 1,000,000

 MUFG Union Bank NA, 2.625%, 9/26/18

 1,013,606

 1,450,000

 1.08

 MUFG Union Bank NA, Floating Rate Note, 9/26/16

 1,452,780

 250,000

 0.69

 National City Bank Cleveland Ohio, Floating Rate Note, 12/15/16

 249,274

 1,000,000

 0.47

 Nordea Bank Finland Plc New York, Floating Rate Note, 6/13/16

 1,000,059

 450,000

 PNC Bank NA, 0.8%, 1/28/16

 450,134

 450,000

 PNC Bank NA, 1.125%, 1/27/17

 449,549

 550,000

 PNC Bank NA, 1.3%, 10/3/16

 552,137

 600,000

 PNC Bank NA, 1.6%, 6/1/18

 598,481

 500,000

 0.60

 PNC Bank NA, Floating Rate Note, 1/28/16

 500,109

 750,000

 0.60

 PNC Bank NA, Floating Rate Note, 8/1/17

 747,221

 500,000

 SunTrust Bank, 1.35%, 2/15/17

 499,391

 805,000

 0.76

 SunTrust Bank, Floating Rate Note, 2/15/17

 802,798

 500,000

 SunTrust Banks, Inc., 3.5%, 1/20/17

 510,776

 750,000

 0.72

 The Toronto-Dominion Bank, Floating Rate Note, 7/2/19

 743,324

 1,077,000

 0.61

 Wachovia Corp., Floating Rate Note, 6/15/17

 1,072,869

 250,000

 0.53

 Wells Fargo Bank NA, Floating Rate Note, 5/16/16

 249,877

 $

 19,640,483

 Total Banks

 $

 48,360,156

 Diversified Financials - 4.3%

 Other Diversified Financial Services - 0.2%

 500,000

 Bank of America NA, 1.25%, 2/14/17

 $

 500,185

 750,000

 0.60

 General Electric Capital Corp., Floating Rate Note, 5/15/17

 750,253

 $

 1,250,438

 Multi-Sector Holdings - 0.3%

 1,000,000

 0.47

 Berkshire Hathaway Finance Corp., Floating Rate Note, 1/10/17

 $

 999,607

 1,000,000

 0.43

 Berkshire Hathaway Finance Corp., Floating Rate Note, 8/14/17

 999,250

 $

 1,998,857

 Specialized Finance - 0.1%

 175,000

 Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (144A)

 $

 176,490

 500,000

 0.63

 National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 11/23/16

 500,612

 150,000

 NYSE Holdings LLC, 2.0%, 10/5/17

 150,962

 $

 828,064

 Consumer Finance - 2.1%

 500,000

 Ally Financial, Inc., 3.6%, 5/21/18

 $

 500,600

 500,000

 American Express Credit Corp., 1.3%, 7/29/16

 501,363

 1,000,000

 0.58

 American Express Credit Corp., Floating Rate Note, 9/22/17

 994,558

 500,000

 American Honda Finance Corp., 1.125%, 10/7/16

 501,196

 750,000

 American Honda Finance Corp., 1.2%, 7/14/17

 748,089

 750,000

 0.64

 American Honda Finance Corp., Floating Rate Note, 12/11/17

 748,323

 750,000

 Capital One NA, 1.65%, 2/5/18

 743,962

 1,000,000

 Caterpillar Financial Services Corp., 1.0%, 11/25/16

 1,001,979

 1,125,000

 Caterpillar Financial Services Corp., 1.35%, 9/6/16

 1,128,733

 500,000

 Hyundai Capital America, 1.875%, 8/9/16 (144A)

 501,044

 1,375,000

 Hyundai Capital America, 3.75%, 4/6/16 (144A)

 1,386,300

 485,000

 0.47

 PACCAR Financial Corp., Floating Rate Note, 6/6/17

 484,125

 3,150,000

 Toyota Motor Credit Corp., 0.75%, 3/3/17 (Step)

 3,145,959

 $

 12,386,231

 Asset Management & Custody Banks - 0.1%

 750,000

 The Bank of New York Mellon Corp., 1.969%, 6/20/17 (Step)

 $

 758,468

 Investment Banking & Brokerage - 1.2%

 750,000

 1.06

 Morgan Stanley, Floating Rate Note, 1/5/18

 $

 751,387

 275,000

 3.10

 Morgan Stanley, Floating Rate Note, 11/9/18

 284,591

 500,000

 1.58

 Morgan Stanley, Floating Rate Note, 2/25/16

 500,938

 500,000

 1.18

 Morgan Stanley, Floating Rate Note, 6/6/16

 496,900

 650,000

 North American Development Bank, 2.3%, 10/10/18

 657,300

 2,108,000

 Raymond James Financial, Inc., 4.25%, 4/15/16

 2,130,067

 1,500,000

 0.72

 The Bear Stearns Companies LLC, Floating Rate Note, 11/21/16

 1,497,428

 250,000

 The Charles Schwab Corp., 0.85%, 12/4/15

 250,003

 475,000

 0.77

 The Goldman Sachs Group, Inc., Floating Rate Note, 3/22/16

 475,097

 $

 7,043,711

 Diversified Capital Markets - 0.3%

 814,000

 GE Capital International Funding Co., 0.964%, 4/15/16 (144A)

 $

 814,987

 750,000

 2.01

 ICBCIL Finance Co, Ltd., Floating Rate Note, 11/13/18 (144A)

 749,456

 $

 1,564,443

 Total Diversified Financials

 $

 25,830,212

 Insurance - 7.0%

 Insurance Brokers - 0.1%

 750,000

 Aon Corp., 3.125%, 5/27/16

 $

 758,115

 Life & Health Insurance - 0.3%

 500,000

 0.54

 Pricoa Global Funding I, Floating Rate Note, 6/24/16 (144A)

 $

 499,992

 750,000

 Principal Life Global Funding II, 1.2%, 5/19/17 (144A)

 748,060

 390,000

 0.70

 Principal Life Global Funding II, Floating Rate Note, 5/27/16 (144A)

 390,449

 $

 1,638,501

 Multi-line Insurance - 0.4%

 300,000

 0.82

 Metropolitan Life Global Funding I, Floating Rate Note, 7/15/16 (144A)

 $

 300,648

 500,000

 New York Life Global Funding, 1.125%, 3/1/17 (144A)

 499,824

 750,000

 New York Life Global Funding, 1.45%, 12/15/17 (144A)

 749,950

 1,050,000

 0.64

 New York Life Global Funding, Floating Rate Note, 5/23/16 (144A)

 1,051,257

 $

 2,601,679

 Reinsurance - 6.2%

 300,000

 3.66

 Acorn Re, Ltd., Floating Rate Note, 7/17/18 (Cat Bond) (144A)

 $

 302,370

 250,000

 5.29

 Alamo Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 256,575

 350,000

 5.95

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 362,075

 218,850

 Altair Re, Variable Rate Notes, 6/30/16 (e)

 15,560

 500,000

 Altair Re, Variable Rate Notes, 6/30/17 (e)

 574,550

 100,000

 Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/16 (e)

 105,510

 500,000

 3.52

 Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 509,050

 250,000

 8.33

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 251,100

 800,000

 4.37

 Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)

 797,520

 500,000

 5.25

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 503,500

 750,000

 6.95

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 771,975

 250,000

 4.47

 Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)

 250,100

 600,000

 4.29

 Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)

 602,580

 100,000

 Clarendon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/15/16 (e)

 99,870

 250,000

 0.00

 Compass Re II, Ltd., Floating Rate Note, 12/8/15 (Cat Bond)

 249,850

 350,000

 3.78

 East Lane Re VI, Ltd., Floating Rate Note, 3/13/20 (Cat Bond) (144A)

 350,350

 500,000

 2.78

 East Lane Re VI, Ltd., Floating Rate Note, 3/14/18 (Cat Bond) (144A)

 494,500

 700,000

 Eden Re II, Ltd., Variable Rate Notes, 4/19/18 (144A) (e)

 752,500

 1,050,000

 10.05

 Everglades Re, Ltd., Floating Rate Note, 3/28/18 (Cat Bond) (144A)

 1,072,050

 685,125

 Exeter Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/7/16 (e)

 748,156

 250,000

 Fairfield Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/2/16 (e)

 248,000

 500,000

 7.40

 Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)

 503,700

 600,000

 6.68

 Gator Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 576,060

 750,000

 2.20

 Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)

 745,500

 800,000

 Gullane Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/22/17 (e)

 886,560

 210,250

 Hereford Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/7/16 (e)

 249,546

 250,000

 4.56

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 252,700

 500,000

 4.08

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 503,950

 750,000

 3.76

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)

 743,400

 250,000

 0.00

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 249,950

 250,000

 0.00

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 249,900

 650,000

 4.77

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 649,155

 350,000

 4.52

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 346,535

 450,000

 2.25

 Kizuna Re II, Ltd., Floating Rate Note, 4/6/18 (Cat Bond) (144A)

 450,855

 250,000

 Lahinch Re, Variable Rate Notes, 6/15/16 (e)

 252,325

 1,750,000

 4.30

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 1,760,150

 750,000

 3.75

 Longpoint Re, Ltd. III, Floating Rate Note, 5/23/18 (Cat Bond) (144A)

 759,975

 250,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (e)

 270,500

 650,000

 2.00

 Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 647,270

 400,000

 4.49

 MetroCat Re, Ltd., Floating Rate Note, 8/5/16 (Cat Bond) (144A)

 406,360

 444,667

 Muirfield Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/12/16 (e )

 499,361

 500,000

 8.73

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 514,550

 500,000

 7.27

 Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)

 509,050

 1,000,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (e)

 1,150,600

 1,000,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (e)

 1,052,000

 700,000

 Pangaea Re., Variable Rate Notes, 7/1/18 (e)

 12,600

 500,000

 0.00

 PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)

 500,000

 500,000

 3.53

 Queen City Re, Floating Rate Note, 1/6/19 (Cat Bond) (144A)

 496,850

 500,000

 8.60

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 500,250

 250,000

 5.75

 Queen Street X Re, Ltd., Floating Rate Note, 6/8/18 (Cat Bond) (144A)

 249,125

 500,000

 8.93

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 499,750

 250,000

 5.78

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 254,575

 250,000

 12.84

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 263,200

 1,150,000

 4.54

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 1,161,615

 250,000

 8.04

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 256,175

 250,000

 9.28

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 263,950

 250,000

 3.53

 Residential Reinsurance 2014, Ltd., Floating Rate Note, 6/6/18 (Cat Bond) (144A)

 251,025

 750,000

 4.00

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 753,300

 750,000

 3.51

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 748,950

 650,000

 3.87

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 656,305

 250,000

 Sector Re V, Ltd., Variable Rate Notes, 12/1/19 (144A) (e)

 291,200

 300,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (e)

 328,530

 516

 Sector Re V, Ltd., Variable Rate Notes, 3/30/19  (144A) (e)

 5,245

 250,000

 Silverton Re, Ltd., Variable Rate Notes, 9/16/16 (144A) (e)

 2,350

 400,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (e)

 485,800

 1,150,000

 8.49

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 1,179,210

 250,000

 5.01

 Tradewynd Re, Ltd., Floating Rate Note, 1/8/18 (Cat Bond) (144A)

 248,925

 458,833

 Troon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/12/16 (e)

 499,532

 800,000

 Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (e)

 940,720

 600,000

 0.00

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 605,760

 750,000

 2.86

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 755,250

 500,000

 2.75

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 503,350

 500,000

 1.75

 Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)

 494,750

 $

 36,755,985

 Total Insurance

 $

 41,754,280

 Real Estate - 0.1%

 Health Care REIT - 0.1%

 500,000

 Welltower, Inc., 2.25%, 3/15/18

 $

 499,740

 Total Real Estate

 $

 499,740

 Software & Services - 0.2%

 Systems Software - 0.2%

 300,000

 Oracle Corp., 2.25%, 10/8/19

 $

 303,879

 500,000

 Oracle Corp., 2.375%, 1/15/19

 509,448

 575,000

 0.48

 Oracle Corp., Floating Rate Note, 7/7/17

 574,900

 $

 1,388,227

 Total Software & Services

 $

 1,388,227

 Technology Hardware & Equipment - 0.1%

 Computer Storage & Peripherals - 0.1%

 400,000

 0.35

 Apple, Inc., Floating Rate Note, 5/3/16

 $

 400,021

 Total Technology Hardware & Equipment

 $

 400,021

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductors - 0.3%

 500,000

 Altera Corp., 2.5%, 11/15/18

 $

 506,730

 700,000

 Intel Corp., 1.35%, 12/15/17

 702,338

 350,000

 Micron Semiconductor Asia Pte, Ltd., 1.258%, 1/15/19

 348,943

 500,000

 Texas Instruments, Inc., 0.875%, 3/12/17

 498,250

 $

 2,056,261

 Total Semiconductors & Semiconductor Equipment

 $

 2,056,261

 Telecommunication Services - 1.0%

 Integrated Telecommunication Services - 0.8%

 1,000,000

 AT&T, Inc., 2.4%, 8/15/16

 $

 1,009,924

 1,000,000

 GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)

 979,400

 500,000

 Ooredoo International Finance, Ltd., 3.375%, 10/14/16 (144A)

 506,232

 500,000

 Telefonica Emisiones SAU, 3.992%, 2/16/16

 502,758

 1,780,000

 1.87

 Verizon Communications, Inc., Floating Rate Note, 9/15/16

 1,795,091

 $

 4,793,405

 Wireless Telecommunication Services - 0.2%

 1,000,000

 1.34

 America Movil SAB de CV, Floating Rate Note, 9/12/16

 $

 999,960

 275,000

 0.72

 Vodafone Group Plc, Floating Rate Note, 2/19/16

 274,855

 $

 1,274,815

 Total Telecommunication Services

 $

 6,068,220

 Utilities - 1.2%

 Electric Utilities - 1.1%

 500,000

 American Electric Power Co., Inc., 1.65%, 12/15/17

 $

 496,388

 500,000

 Commonwealth Edison Co., 1.95%, 9/1/16

 503,200

 750,000

 Duke Energy Carolinas LLC, 1.75%, 12/15/16

 756,975

 303,000

 0.67

 Duke Energy Indiana, Inc., Floating Rate Note, 7/11/16

 302,973

 411,000

 0.53

 Duke Energy Progress LLC, Floating Rate Note, 3/6/17

 409,765

 750,000

 0.75

 Electricite de France SA, Floating Rate Note, 1/20/17 (144A)

 749,248

 750,000

 Exelon Corp., 1.55%, 6/9/17

 747,934

 827,000

 0.61

 Georgia Power Co., Floating Rate Note, 3/15/16

 827,059

 500,000

 0.72

 Georgia Power Co., Floating Rate Note, 8/15/16

 499,261

 750,000

 NextEra Energy Capital Holdings, Inc., 2.056%, 9/1/17

 752,209

 341,000

 0.56

 NSTAR Electric Co., Floating Rate Note, 5/17/16

 340,531

 $

 6,385,543

 Independent Power Producers & Energy Traders - 0.1%

 500,000

 PSEG Power LLC, 2.75%, 9/15/16

 $

 506,230

 Total Utilities

 $

 6,891,773

 Government - 0.2%

 1,000,000

 Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 9/26/16 (144A)

 $

 995,000

 Total Government

 $

 995,000

 TOTAL CORPORATE BONDS

 (Cost $187,110,369)

 $

 187,438,082

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.2%

 1,548,117

 Fannie Mae, 2.0%, 11/1/23

 $

 1,566,793

 1,094,651

 Fannie Mae, 2.5%, 3/1/28

 1,114,905

 334,602

 Fannie Mae, 2.5%, 6/1/23

 342,469

 1,068,665

 Fannie Mae, 3.0%, 10/1/27

 1,110,317

 1,274,124

 Fannie Mae, 3.0%, 11/1/27

 1,323,951

 743,962

 Fannie Mae, 3.0%, 5/1/21

 770,847

 448,420

 Fannie Mae, 4.0%, 12/1/19

 468,555

 234,951

 Fannie Mae, 4.5%, 1/1/41

 256,366

 381,914

 Fannie Mae, 4.5%, 5/1/39

 420,086

 644,600

 Fannie Mae, 4.5%, 5/1/39

 708,932

 554,045

 Fannie Mae, 5.0%, 10/1/41

 612,987

 186,492

 Fannie Mae, 5.0%, 11/1/20

 198,023

 49,525

 Fannie Mae, 5.5%, 12/1/35

 55,610

 248,572

 Fannie Mae, 5.5%, 8/1/37

 279,895

 272,849

 Fannie Mae, 6.0%, 10/1/22

 294,513

 32,678

 Fannie Mae, 6.0%, 2/1/34

 36,994

 27,451

 Fannie Mae, 6.0%, 4/1/38

 31,138

 237,263

 Fannie Mae, 6.5%, 4/1/29

 268,097

 356

 Fannie Mae, 6.5%, 6/1/16

 358

 5,814

 Fannie Mae, 6.5%, 7/1/32

 6,695

 8,789

 Fannie Mae, 6.5%, 8/1/17

 9,012

 13,837

 Fannie Mae, 7.0%, 1/1/36

 14,901

 22,621

 Fannie Mae, 7.0%, 7/1/17

 22,829

 50,813

 2.67

 Fannie Mae, Floating Rate Note, 1/1/25

 51,900

 97,954

 2.82

 Fannie Mae, Floating Rate Note, 10/1/29

 99,406

 80,006

 2.40

 Fannie Mae, Floating Rate Note, 10/1/29

 81,219

 302,557

 2.23

 Fannie Mae, Floating Rate Note, 10/1/36

 304,672

 79,998

 2.67

 Fannie Mae, Floating Rate Note, 11/1/24

 83,358

 2,038

 2.35

 Fannie Mae, Floating Rate Note, 11/1/25

 2,148

 30,021

 1.64

 Fannie Mae, Floating Rate Note, 11/1/40

 30,196

 48,186

 2.57

 Fannie Mae, Floating Rate Note, 12/1/28

 50,270

 180,518

 4.32

 Fannie Mae, Floating Rate Note, 12/1/36

 192,304

 8,409

 2.58

 Fannie Mae, Floating Rate Note, 2/1/27

 8,460

 975

 3.34

 Fannie Mae, Floating Rate Note, 2/1/33

 1,029

 3,040

 2.71

 Fannie Mae, Floating Rate Note, 4/1/28

 3,064

 2,673

 2.51

 Fannie Mae, Floating Rate Note, 4/1/29

 2,746

 46,304

 2.53

 Fannie Mae, Floating Rate Note, 7/1/36

 49,487

 822,762

 Federal Home Loan Mortgage Corp., 2.5%, 10/1/27

 840,491

 164,206

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/24

 175,003

 95,515

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 98,715

 101,187

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 104,571

 85,588

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/39

 94,193

 55,708

 Federal Home Loan Mortgage Corp., 5.0%, 2/1/21

 59,636

 36,492

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/23

 39,242

 2,204

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/16

 2,228

 2,064

 2.57

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/1/28

 2,170

 318,932

 2.73

 Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/31

 324,110

 5,076

 2.54

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/31

 5,372

 254,211

 2.41

 Federal Home Loan Mortgage Corp., Floating Rate Note, 12/1/31

 255,266

 15,962

 2.67

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/25

 16,416

 1,933

 2.70

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/29

 1,957

 4,919

 2.30

 Federal Home Loan Mortgage Corp., Floating Rate Note, 5/1/25

 4,926

 2,359

 2.88

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/1/18

 2,362

 84,063

 2.66

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31

 87,633

 839

 2.50

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31

 862

 1,628,562

 Federal National Mortgage Association, 2.0%, 8/1/23

 1,648,241

 1,006,102

 Federal National Mortgage Association, 2.5%, 9/1/22

 1,029,692

 662,092

 Federal National Mortgage Association, 3.0%, 12/1/21

 686,471

 773,966

 Federal National Mortgage Association, 4.0%, 1/1/20

 808,845

 843,746

 Federal National Mortgage Association, 4.0%, 10/1/20

 882,451

 856,872

 Federal National Mortgage Association, 4.0%, 3/1/21

 896,421

 277,602

 Federal National Mortgage Association, 4.0%, 8/1/19

 289,840

 258,175

 Government National Mortgage Association I, 5.0%, 8/15/19

 272,425

 120,659

 Government National Mortgage Association I, 6.0%, 11/15/36

 136,202

 53,056

 Government National Mortgage Association I, 6.0%, 12/15/31

 61,559

 68,724

 Government National Mortgage Association I, 6.0%, 3/15/17

 69,901

 31,002

 Government National Mortgage Association I, 6.5%, 10/15/37

 36,834

 29,694

 Government National Mortgage Association I, 6.5%, 5/15/31

 35,149

 7,149

 Government National Mortgage Association I, 6.5%, 7/15/35

 8,192

 51,217

 Government National Mortgage Association I, 7.5%, 10/15/36

 59,493

 218,293

 Government National Mortgage Association II, 6.0%, 10/20/21

 228,113

 164,365

 Government National Mortgage Association II, 6.0%, 11/20/22

 175,691

 150,387

 Government National Mortgage Association II, 6.0%, 4/20/22

 159,038

 98,403

 Government National Mortgage Association II, 6.0%, 8/20/19

 102,443

 500,000

 Private Export Funding Corp., 2.125%, 7/15/16

 503,378

 2,000,000

 0.29

 U.S. Treasury Note, Floating Rate Note, 4/30/17

 1,998,110

 20,000,000

 U.S. Treasury Notes, 0.5%, 7/31/16

 19,992,960

 16,500,000

 U.S. Treasury Notes, 0.5%, 8/31/16

 16,485,183

 11,000,000

 U.S. Treasury Notes, 0.625%, 6/30/17

 10,960,895

 2,500,000

 U.S. Treasury Notes, 0.875%, 1/15/18

 2,492,578

 $

 73,009,790

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $73,012,277)

 $

 73,009,790

 MUNICIPAL BONDS - 0.3% (f)

 Municipal Airport - 0.1%

 475,000

 Massachusetts Port Authority, 5.0%, 7/1/16

 $

 487,322

 Municipal Development - 0.0%+

 250,000

 3.00

 Massachusetts Development Finance Agency, Floating Rate Note, 2/15/36

 $

 251,452

 Municipal General - 0.1%

 500,000

 Texas Municipal Gas Acquisition & Supply Corp III, 5.0%, 12/15/15

 $

 500,925

 Higher Municipal Education - 0.1%

 500,000

 University of California, 0.966%, 5/15/17

 $

 500,470

 TOTAL MUNICIPAL BONDS

 (Cost $1,795,135)

 $

 1,740,169

 SENIOR FLOATING RATE LOAN INTERESTS - 7.5%**

 Energy - 0.4%

 Oil & Gas Equipment & Services - 0.2%

 345,625

 3.75

 77 Energy, Tranche B Loan (First Lien), 6/17/21

 $

 273,332

 735,928

 3.88

 Fieldwood Energy LLC, Closing Date Loan, 9/25/18

 603,001

 $

 876,333

 Integrated Oil & Gas - 0.1%

 835,125

 4.00

 Seadrill Operating LP, Initial Term Loan, 2/14/21

 $

 427,480

 Oil & Gas Exploration & Production - 0.1%

 739,601

 5.50

 TPF II Power, LLC, Term Loan, 10/2/21

 $

 729,779

 Oil & Gas Storage & Transportation - 0.0%+

 278,824

 4.00

 Energy Transfer Equity, LP,Term Loan, 12/2/19

 $

 270,529

 Total Energy

 $

 2,304,121

 Materials - 0.7%

 Commodity Chemicals - 0.2%

 521,063

 4.75

 Eco Services Operations, Initial Term Loan, 10/8/21

 $

 518,349

 446,574

 4.25

 Tronox Pigments Holland BV, New Term Loan, 3/19/20

 408,476

 $

 926,825

 Specialty Chemicals - 0.4%

 545,875

 3.75

 Huntsman International LLC, 2014-1 Incremental Term Loan, 9/30/21

 $

 542,236

 500,000

 5.50

 Macdermid, Inc., (Platform Specialty Products Corp.,), Term Loan B3, 6/7/20

 487,448

 1,238,598

 4.50

 MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20

 1,205,620

 71,754

 2.75

 WR Grace & Co-Conn, Delayed Draw Term Loan, 1/23/21

 71,373

 199,394

 2.75

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 198,334

 $

 2,505,011

 Construction Materials - 0.0%+

 198,111

 4.25

 CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 $

 197,740

 Metal & Glass Containers - 0.0%+

 98,750

 5.50

 BWay Intermediate, Initial Term Loan, 8/14/20

 $

 96,204

 Diversified Metals & Mining - 0.0%+

 73,453

 4.25

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 60,232

 Steel - 0.0%+

 145,449

 4.50

 TMS International Corp., Term B Loan, 10/2/20

 $

 137,449

 Paper Products - 0.1%

 239,867

 5.75

 Appvion, Inc., Term Commitment, 6/28/19

 $

 225,275

 Total Materials

 $

 4,148,736

 Capital Goods - 0.7%

 Aerospace & Defense - 0.2%

 500,000

 3.75

 DigitalGlobe, Inc., Term Loan, 1/25/20

 $

 491,953

 792,604

 3.25

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 767,835

 $

 1,259,788

 Building Products - 0.1%

 406,721

 4.25

 Unifrax Corp., New Term B Loan, 12/31/19

 $

 400,620

 Construction & Engineering - 0.0%+

 233,293

 3.75

 Aecom Technology, Term Loan B, 10/15/21

 $

 233,702

 Electrical Components & Equipment - 0.1%

 399,172

 3.00

 Southwire Co., Term Loan, 1/31/21

 $

 392,186

 414,919

 6.00

 WireCo WorldGroup, Inc., Term Loan, 2/15/17

 407,398

 $

 799,584

 Industrial Conglomerates - 0.1%

 20,639

 4.25

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 $

 20,600

 60,286

 4.25

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 60,173

 326,836

 4.50

 Milacron LLC, Term Loan, 9/28/20

 325,504

 $

 406,277

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 400,000

 6.50

 Navistar, Inc., Tranche B Term Loan, 8/17/17

 $

 366,833

 255,749

 3.50

 Terex Corp., U.S. Term Loan, 8/13/21

 253,991

 $

 620,824

 Industrial Machinery - 0.1%

 500,000

 0.00

 NN, Inc., Initial Term Loan, 10/2/22 (d)

 $

 495,625

 Trading Companies & Distributors - 0.0%+

 61,163

 3.75

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 $

 61,143

 Total Capital Goods

 $

 4,277,563

 Commercial Services & Supplies - 0.3%

 Environmental & Facilities Services - 0.2%

 950,670

 5.00

 Wheelabrator, Term B Loan, 10/15/21

 $

 891,254

 42,146

 5.00

 Wheelabrator, Term C Loan, 10/15/21

 39,511

 $

 930,765

 Office Services & Supplies - 0.0%+

 325,000

 4.25

 West Corp., B-11 Term Loan, 11/20/21

 $

 322,867

 Security & Alarm Services - 0.1%

 121,625

 4.00

 Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20

 $

 118,318

 475,443

 4.00

 Garda World Security Corp., Term B Loan, 11/1/20

 462,518

 $

 580,836

 Human Resource & Employment Services - 0.0%+

 112,977

 3.75

 On Assignment, Inc., Initial Term B Loan, 6/5/22

 $

 113,211

 Total Commercial Services & Supplies

 $

 1,947,679

 Transportation - 0.2%

 Airlines - 0.1%

 742,500

 3.50

 American Airlines, Inc., 2015 Term Loan B, 10/10/21

 $

 737,859

 98,232

 3.25

 Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18

 98,186

 $

 836,045

 Marine - 0.1%

 435,775

 5.25

 Navios Maritime Partners LP, Term Loan, 6/27/18

 $

 424,881

 Total Transportation

 $

 1,260,926

 Automobiles & Components - 0.5%

 Auto Parts & Equipment - 0.2%

 530,667

 6.00

 BBB Industries US, Initial Term Loan,  10/15/21

 $

 531,330

 466,632

 3.75

 MPG Holdco I, Inc., Initial Term Loan, 10/20/21

 460,994

 169,231

 4.25

 Schaeffler AG, Facility B-USD, 5/15/20

 170,024

 144,988

 4.50

 TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22

 143,629

 $

 1,305,977

 Automobile Manufacturers - 0.3%

 890,475

 3.50

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 889,593

 591,000

 3.25

 Chrysler Group LLC, Tranche B Term Loan, 12/29/18

 588,414

 297,000

 6.00

 Crown Group llc, Term Loan (First Lien), 9/30/20

 291,060

 $

 1,769,067

 Total Automobiles & Components

 $

 3,075,044

 Consumer Durables & Apparel - 0.0%+

 Apparel, Accessories & Luxury Goods - 0.0%+

 270,361

 3.25

 PVH Corp., Tranche B Term Loan, 12/19/19

 $

 271,730

 Total Consumer Durables & Apparel

 $

 271,730

 Consumer Services - 0.4%

 Casinos & Gaming - 0.2%

 340,375

 3.50

 MGM Resorts International, Term B Loan, 12/20/19

 $

 338,886

 918,063

 6.00

 Scientific Games, Initial Term B-2, 10/1/21

 851,934

 $

 1,190,820

 Hotels, Resorts & Cruise Lines - 0.0%+

 322,434

 3.50

 Hilton Worldwide Finance LLC, Initial Term Loan, 9/23/20

 $

 321,538

 Restaurants - 0.1%

 529,947

 3.75

 1011778 BC ULC, Term B-2 Loan, 12/12/21

 $

 529,000

 Education Services - 0.1%

 392,937

 4.00

 Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20

 $

 393,303

 Total Consumer Services

 $

 2,434,661

 Media - 0.9%

 Broadcasting - 0.5%

 273,616

 3.50

 E.W. Scripps Co., Term Loan, 11/26/20

 $

 273,616

 550,368

 3.81

 Tribune Media Co. (f.k.a. Tribune Co.,), Term B Loan, 12/27/20

 548,763

 328,125

 3.00

 CBS Outdoor Americas Capital llc, Tranche B Term Loan (First Lien), 1/15/21

 325,630

 466,029

 4.00

 Entercom Radio llc, Term B-2 Loan, 11/23/18

 465,446

 801,032

 3.75

 Gray Television, Inc., Term Loan (First Lien), 6/10/21

 797,862

 196,977

 3.25

 Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20

 192,422

 436,073

 3.00

 Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20

 430,349

 $

 3,034,088

 Cable & Satellite - 0.3%

 394,000

 2.66

 Mediacom Illinois LLC, Tranche F Term Loan, 3/31/18

 $

 388,090

 476,177

 3.50

 Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22

 466,058

 449,291

 3.50

 Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22

 439,744

 289,532

 3.50

 Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22

 283,379

 $

 1,577,271

 Movies & Entertainment - 0.1%

 244,975

 3.50

 AMC Entertainment, Inc., Initial Term Loan, 4/30/20

 $

 245,128

 86,645

 3.75

 Cinedigm Digital Funding 1 LLC, Term Loan, 2/28/18

 86,645

 507,640

 3.50

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20

 506,895

 $

 838,668

 Total Media

 $

 5,450,027

 Retailing - 0.1%

 Computer & Electronics Retail - 0.1%

 541,750

 3.75

 Rent-A-Center, Inc., Term Loan (2014), 2/6/21

 $

 525,823

 Total Retailing

 $

 525,823

 Food & Staples Retailing - 0.1%

 Food Retail - 0.1%

 642,018

 5.38

 Albertsons LLC, Term B-2 Loan, 3/21/19

 $

 641,777

 Total Food & Staples Retailing

 $

 641,777

 Food, Beverage & Tobacco - 0.2%

 Agricultural Products - 0.1%

 517,125

 3.25

 Darling International, Inc., Term B USD Loan, 12/19/20

 $

 517,442

 Packaged Foods & Meats - 0.0%+

 177,902

 3.75

 Post Holdings, Inc., Tranche B Loan (First Lien), 5/23/21

 $

 178,108

 Other Diversified Financial Services - 0.1%

 196,000

 3.75

 JBS USA LLC, Incremental Term Loan, 9/18/20

 $

 194,162

 Total Food, Beverage & Tobacco

 $

 889,712

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 500,000

 4.25

 Party City Holdings, Inc. (Party City Corp.), Term Loan, 8/6/22

 $

 490,834

 Total Household & Personal Products

 $

 490,834

 Health Care Equipment & Services - 0.8%

 Health Care Equipment - 0.1%

 744,318

 4.50

 Kinetic Concepts, Inc., Term  DTL-E1 loan, 5/4/18

 $

 727,571

 Health Care Supplies - 0.0%+

 260,788

 4.00

 Halyard Health, Inc., Term Loan, 11/1/21

 $

 259,730

 Health Care Services - 0.3%

 500,000

 4.50

 Envision Healthcare Corp., Tranche B-2 Term Loan, 10/28/22

 $

 498,125

 490,000

 2.33

 Fresenius US Finance I, Inc., Tranche B Term Loan, 8/7/19

 490,000

 644,004

 4.25

 US Renal Care, Inc., Tranche B-2 Term Loan (First Lien), 7/3/19

 642,193

 $

 1,630,318

 Health Care Facilities - 0.2%

 98,877

 3.66

 CHS, Incremental 2018 Term F Loans, 12/31/18

 $

 97,456

 92,795

 3.08

 CHS, Incremental 2019 Term G Loan, 12/31/19

 91,077

 170,740

 4.00

 CHS, Incremental 2021 Term H Loan, 1/27/21

 168,379

 272,927

 4.25

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 262,692

 293,985

 6.75

 Steward Health Care System LLC, Term Loan, 4/10/20

 290,950

 $

 910,554

 Managed Health Care - 0.1%

 650,000

 5.25

 U.S. Renal Care, Inc., Term Loan (First Lien), 11/16/22

 $

 646,750

 Health Care Technology - 0.1%

 396,000

 3.75

 Emdeon Inc., Term B-3 Loan, 2.50%, 11/2/18

 $

 392,865

 Total Health Care Equipment & Services

 $

 4,567,788

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Pharmaceuticals - 0.2%

 244,000

 3.75

 Endo Luxembourg Finance Co., S.a.r.l., 2015, Incremental Term B Loan, 6/24/22

 $

 240,238

 295,500

 3.25

 Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21

 284,788

 257,286

 3.50

 Prestige Brands, Inc., Term B-3 Loan, 9/3/21

 256,482

 496,250

 4.00

 Valeant Pharmaceuticals, Series F-1,  3/11/22

 469,921

 $

 1,251,429

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,251,429

 Diversified Financials - 0.4%

 Other Diversified Financial Services - 0.3%

 425,000

 3.50

 Delos Finance SARL, Tranche B Term Loan, 2/27/21

 $

 423,893

 360,000

 3.50

 Fly Funding II Sarl, Term Loan, 8/9/18

 358,200

 744,332

 5.00

 Nord Anglia Education, Initial Term Loan, 3/31/21

 736,889

 $

 1,518,982

 Specialized Finance - 0.1%

 350,000

 4.25

 Avago Technologies, Term Loan B, 11/13/22

 $

 346,719

 197,500

 3.25

 SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3/31/21

 194,167

 $

 540,886

 Investment Banking & Brokerage - 0.0%+

 144,788

 3.25

 LPL Holdings, Inc., 3/29/19

 $

 143,883

 Total Diversified Financials

 $

 2,203,751

 Real Estate - 0.1%

 Mortgage REIT - 0.0%+

 195,980

 3.50

 Starwood Property Trust, Inc., Term Loan (First Lien), 4/17/20

 $

 194,347

 Specialized REIT - 0.1%

 489,950

 3.25

 The GEO Group, Inc., Term Loan, 4/3/20

 $

 488,419

 Total Real Estate

 $

 682,766

 Software & Services - 0.3%

 Internet Software & Services - 0.1%

 287,179

 3.75

 Vantiv LLC, Term B Loan, 6/12/21

 $

 287,644

 IT Consulting & Other Services - 0.0%+

 197,500

 5.75

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 $

 168,087

 Application Software - 0.0%+

 261,457

 3.50

 Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19

 $

 261,000

 Home Entertainment Software - 0.2%

 573,304

 3.25

 Activision Blizzard, Inc., Term Loan, 7/26/20

 $

 574,689

 350,941

 5.25

 Micro Focus International, Term Loan B, 10/7/21

 350,220

 $

 924,909

 Total Software & Services

 $

 1,641,640

 Technology Hardware & Equipment - 0.2%

 Communications Equipment - 0.0%+

 345,625

 3.75

 Ciena Corp., Term Loan, 7/15/19

 $

 344,329

 Electronic Equipment Manufacturers - 0.1%

 465,909

 4.75

 Zebra Technologies, Term Loan B, 9/30/21

 $

 467,984

 Electronic Components - 0.0%+

 245,000

 3.25

 Belden Finance 2013 LP, Initial Term Loan, 9/9/20

 $

 243,928

 Technology Distributors - 0.1%

 400,000

 3.25

 CDW LLC, Term Loan, 4/25/20

 $

 387,214

 Total Technology Hardware & Equipment

 $

 1,443,455

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductor Equipment - 0.1%

 643,516

 2.58

 Sensata Technologies B.V. (Sensata Technologies Finance Co., LLC), Sixth Amendment Term Loan, 10/14/21

 $

 640,248

 Semiconductors - 0.1%

 339,114

 3.75

 Avago Technologies Ltd., Tranche B Term Loan (First Lien), 4/16/21

 $

 338,302

 Total Semiconductors & Semiconductor Equipment

 $

 978,550

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.1%

 225,000

 0.00

 Level 3 Financing, Inc., Tranche B-II 2022 Term Loan, 5/31/22 (d)

 $

 223,397

 235,662

 3.50

 Virgin Media Investment Holdings, Limited Facility, 6/30/23

 232,496

 373,125

 4.00

 GCI Holdings, Inc., New Term B Loan, 2/2/22

 374,058

 $

 829,951

 Wireless Telecommunication Services - 0.2%

 346,474

 3.00

 Crown Castle International Corp., Tranche B-2 Term Loan (First Lien), 1/31/21

 $

 344,481

 925,000

 4.00

 Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19

 726,125

 $

 1,070,606

 Total Telecommunication Services

 $

 1,900,557

 Utilities - 0.4%

 Electric Utilities - 0.3%

 1,080,376

 4.75

 Atlantic Power LP, Term Loan, 2/20/21

 $

 1,081,726

 663,163

 3.25

 Calpine Construction Finance Co. LP, Term B-2 Loan, 1/3/22

 639,538

 $

 1,721,264

 Independent Power Producers & Energy Traders - 0.1%

 744,246

 4.00

 Calpine Corp., Term Loan, 9/27/19

 $

 741,763

 185,878

 3.75

 NSG Holdings LLC, New Term Loan, 12/11/19

 183,563

 $

 925,326

 Total Utilities

 $

 2,646,590

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $46,290,701)

 $

 45,035,159

 TEMPORARY CASH INVESTMENT - 3.3%

 Repurchase Agreement - 3.3%

 20,000,000

 $20,000,000 Bank of Nova Scotia, 0.14%, dated 11/30/15 plus accrued interest on 12/1/15 collateralized by the following:

 $876,761 Freddie Mac Giant, 3.5-4.5%, 9/1/42-12/1/45

 $1,902,481 Federal Home Loan Mortgage Corp., 2.388-2.673%, 3/1/40-5/1/42

 $2,028,312 Federal National Mortgage Association (ARM), 2.213-2.836%, 12/1/39-11/1/45

 $6,853,449 Federal National Mortgage Association, 2.5-4.5%, 5/1/26-11/1/45

 $6,084,299 Government National Mortgage Association, 3.5%, 11/20/45

 $2,654,697 Government National Mortgage Association (ARM), 2.862%, 4/20/65

 $

 20,000,000

 TOTAL TEMPORARY CASH INVESTMENT

 (Cost $20,000,000)

 $

 20,000,000

 TOTAL INVESTMENT IN SECURITIES - 100.6%

 (Cost $606,174,046) (a)

 $

 603,461,496

 OTHER ASSETS & LIABILITIES - (0.6)%

 $

 (3,763,092)

 TOTAL NET ASSETS - 100.0%

 $

 599,698,403

 +

 Amount rounds to less than 0.1%.

 (Cat Bond)

 Catastrophe or event linked bond.  At November 30, 2015 the value of these securities amounted to

 $27,284,970 or 4.6% of net assets

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At November 30, 2015, the value of these securities amounted to $178,805,476 or 29.8% of total net assets.

 REMICS

 Real Estate Mortgage Investment Conduits.

 REIT

 Real Estate Investment Trust.

 Strips

 Separate trading of Registered interest and principal of securities.

 ARM

 Adjustable Rate Mortgage.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit rate or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At November 30, 2015, the net unrealized depreciation on investments based on cost for federal income tax purposes of $606,174,046 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

                2,594,644

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

              (5,307,194)

 Net unrealized depreciation

 $

              (2,712,550)

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

 (d)

 Rate to be determined.

 (e)

 Structured reinsurance investment. At November 30, 2015, the value of these securities amounted to $9,471,015 or 1.6% of total net assets.

 (f)

 Consists of Revenue Bonds unless otherwise indicated.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
84,695,320

$
-

$
84,695,320

 Collateralized Mortgage Obligations

-

191,542,976

-

191,542,976

 Corporate Bonds

   Insurance

     Reinsurance

-

27,284,970

9,471,015

36,755,985

   All Other Corporate Bonds

-

150,682,097

-

150,682,097

 U.S. Government Agency Obligations

-

73,009,790

-

73,009,790

 Municipal Bonds

-

1,740,169

-

1,740,169

 Senior Floating Rate Loan Interests

-

45,035,159

-

45,035,159

 Repurchase Agreement

-

20,000,000

-

20,000,000

 Total

$
-

$
593,990,481

$
9,471,015

$
603,461,496

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Corporae

 Bonds

 Balance as of 8/31/15

$
9,007,392

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

264,323

 Net Purchases

199,300

 Net Sales

 Transfers in and out of Level 3*

-

 Transfers in and out of Level 3 activity

 Balance as of 11/30/15

$
9,471,015

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation

  (depreciation) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values. During the period ended November 30, 2015, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 11/30/15

$
264,323

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Short Term Income Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 29, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 29, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date January 29, 2016 * Print the name and title of each signing officer under his or her signature.